Schedule of Investments
INCOME EQUITY FUND	June 30, 2021 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.9%
Aerospace & Defense – 1.0%
Lockheed Martin Corp.	4,393	$1,662
Air Freight & Logistics – 0.3%
C.H. Robinson Worldwide, Inc.	4,953	464
Automobiles – 0.7%
Tesla, Inc.(1) *	1,584	1,077
Banks – 2.0%
Bank of America Corp.	13,943	575
Citigroup, Inc.	30,860	2,183
JPMorgan Chase & Co.	3,451	537
		3,295
Beverages – 0.5%
Coca-Cola (The) Co.	15,522	840
Biotechnology – 3.1%
AbbVie, Inc.	12,030	1,355
Amgen, Inc.	8,159	1,989
Gilead Sciences, Inc.	24,071	1,657
		5,001
Capital Markets – 3.0%
Ameriprise Financial, Inc.	3,717	925
BlackRock, Inc.	2,570	2,249
Jefferies Financial Group, Inc.	7,418	254
Lazard Ltd., Class A	17,534	793
LPL Financial Holdings, Inc.	5,071	684
		4,905
Chemicals – 2.0%
CF Industries Holdings, Inc.	18,162	934
Dow, Inc.	14,123	894
Sherwin-Williams (The) Co.	5,371	1,463
		3,291
Communications Equipment – 1.6%
Cisco Systems, Inc.	48,864	2,590
Ubiquiti, Inc.	39	12
		2,602
Consumer Finance – 2.0%
Ally Financial, Inc.	5,666	282
American Express Co.	13,555	2,240
Discover Financial Services	3,362	398
Synchrony Financial	8,711	422
		3,342
Containers & Packaging – 0.6%
International Paper Co.	15,819	970
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.9%continued
Distributors – 0.7%
Genuine Parts Co.	4,199	$531
Pool Corp.	1,183	543
		1,074
Diversified Consumer Services – 0.4%
H&R Block, Inc.	24,663	579
Diversified Financial Services – 0.5%
Berkshire Hathaway, Inc., Class B(1) *	2,683	746
Diversified Telecommunication Services – 2.0%
AT&T, Inc.	37,280	1,073
Verizon Communications, Inc.	40,509	2,270
		3,343
Electric Utilities – 1.3%
Avangrid, Inc.	12,940	666
Exelon Corp.	21,673	960
OGE Energy Corp.	14,090	474
		2,100
Electrical Equipment – 0.9%
Emerson Electric Co.	13,320	1,282
Rockwell Automation, Inc.	733	209
		1,491
Energy Equipment & Services – 0.6%
Helmerich & Payne, Inc.	29,842	974
Entertainment – 1.3%
Activision Blizzard, Inc.	17,199	1,642
Electronic Arts, Inc.	2,783	400
World Wrestling Entertainment, Inc., Class A	1,865	108
		2,150
Equity Real Estate Investment Trusts – 4.5%
American Tower Corp.	4,238	1,145
Brandywine Realty Trust	46,889	643
Corporate Office Properties Trust	20,431	572
Cousins Properties, Inc.	20,840	766
Extra Space Storage, Inc.	2,166	355
Highwoods Properties, Inc.	17,086	772
Iron Mountain, Inc.	21,738	920
Mid-America Apartment Communities, Inc.	5,744	967
SL Green Realty Corp.	5,398	432
Weingarten Realty Investors	22,097	708
		7,280

NORTHERN FUNDS QUARTERLY REPORT     1    EQUITY FUNDS

Schedule of Investments
INCOME EQUITY FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.9%continued
Food & Staples Retailing – 1.4%
Walmart, Inc.	16,277	$2,295
Food Products – 0.5%
General Mills, Inc.	13,792	840
Health Care Equipment & Supplies – 1.6%
Abbott Laboratories	8,935	1,036
Baxter International, Inc.	6,290	506
ResMed, Inc.	4,432	1,093
		2,635
Health Care Providers & Services – 1.0%
Cardinal Health, Inc.	14,239	813
UnitedHealth Group, Inc.	2,254	902
		1,715
Health Care Technology – 0.4%
Cerner Corp.	8,173	639
Hotels, Restaurants & Leisure – 0.3%
Yum! Brands, Inc.	4,127	475
Household Durables – 0.6%
Leggett & Platt, Inc.	2,475	128
Newell Brands, Inc.	30,664	843
		971
Household Products – 2.6%
Clorox (The) Co.	3,462	623
Colgate-Palmolive Co.	18,838	1,532
Kimberly-Clark Corp.	5,280	706
Procter & Gamble (The) Co.	10,350	1,397
		4,258
Independent Power & Renewable Electricity Producers – 0.1%
Vistra Corp.	11,106	206
Industrial Conglomerates – 1.2%
3M Co.	10,176	2,021
Insurance – 2.8%
Aflac, Inc.	17,722	951
Allstate (The) Corp.	5,667	739
MetLife, Inc.	16,321	977
Principal Financial Group, Inc.	13,630	861
Prudential Financial, Inc.	9,928	1,018
		4,546
Interactive Media & Services – 4.2%
Alphabet, Inc., Class A(1) *	1,963	4,793
Facebook, Inc., Class A(1) *	5,748	1,999
		6,792
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.9%continued
Internet & Direct Marketing Retail – 3.7%
Amazon.com, Inc.(1) *	1,466	$5,043
eBay, Inc.	14,918	1,048
		6,091
IT Services – 3.8%
Accenture PLC, Class A	4,381	1,291
International Business Machines Corp.	14,317	2,099
Mastercard, Inc., Class A	4,246	1,550
Visa, Inc., Class A	5,221	1,221
		6,161
Leisure Products – 0.1%
Polaris, Inc.	1,528	209
Life Sciences Tools & Services – 0.1%
Thermo Fisher Scientific, Inc.	339	171
Machinery – 1.3%
Cummins, Inc.	3,117	760
Illinois Tool Works, Inc.	6,398	1,430
		2,190
Media – 1.4%
Interpublic Group of (The) Cos., Inc.	28,071	912
New York Times (The) Co., Class A	618	27
Nexstar Media Group, Inc., Class A	554	82
Omnicom Group, Inc.	10,854	868
Sirius XM Holdings, Inc.	73,226	479
		2,368
Metals & Mining – 0.9%
Newmont Corp.	12,597	798
Southern Copper Corp.	10,971	706
		1,504
Mortgage Real Estate Investment Trusts – 0.5%
Annaly Capital Management, Inc.	88,814	789
Multiline Retail – 0.7%
Target Corp.	4,560	1,102
Multi-Utilities – 1.0%
Public Service Enterprise Group, Inc.	14,278	853
WEC Energy Group, Inc.	8,434	750
		1,603
Oil, Gas & Consumable Fuels – 2.8%
Antero Midstream Corp.	89,838	933
Cabot Oil & Gas Corp.	7,131	125
Cimarex Energy Co.	7,034	510
Equitrans Midstream Corp.	99,110	843

EQUITY FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.9%continued
Oil, Gas & Consumable Fuels – 2.8%continued
Targa Resources Corp.	24,589	$1,093
Williams (The) Cos., Inc.	38,216	1,015
		4,519
Personal Products – 0.0%
Nu Skin Enterprises, Inc., Class A	523	30
Pharmaceuticals – 5.4%
Eli Lilly & Co.	12,056	2,767
Johnson & Johnson	20,884	3,440
Pfizer, Inc.	66,637	2,610
		8,817
Road & Rail – 1.1%
Old Dominion Freight Line, Inc.	3,558	903
Union Pacific Corp.	4,160	915
		1,818
Semiconductors & Semiconductor Equipment – 6.7%
Analog Devices, Inc.	6,284	1,082
Applied Materials, Inc.	808	115
Broadcom, Inc.	2,039	972
Intel Corp.	6,130	344
KLA Corp.	2,494	808
Lam Research Corp.	3,047	1,983
Microchip Technology, Inc.	5,282	791
NVIDIA Corp.	272	218
QUALCOMM, Inc.	16,261	2,324
Texas Instruments, Inc.	12,221	2,350
		10,987
Software – 8.5%
Citrix Systems, Inc.	4,988	585
Intuit, Inc.	3,563	1,746
Microsoft Corp.	31,491	8,531
Oracle Corp.	28,530	2,221
SS&C Technologies Holdings, Inc.	10,265	740
		13,823
Specialty Retail – 3.4%
Best Buy Co., Inc.	5,150	592
Dick's Sporting Goods, Inc.	807	81
Home Depot (The), Inc.	9,400	2,997
Lowe's Cos., Inc.	4,850	941
Tractor Supply Co.	1,187	221
Williams-Sonoma, Inc.	4,451	711
		5,543
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.9%continued
Technology Hardware, Storage & Peripherals – 8.4%
Apple, Inc.(1)	82,963	$11,363
HP, Inc.	29,109	879
NetApp, Inc.	8,971	734
Seagate Technology Holdings PLC	8,010	704
		13,680
Tobacco – 2.6%
Altria Group, Inc.	38,661	1,843
Philip Morris International, Inc.	24,055	2,384
		4,227
Trading Companies & Distributors – 0.8%
Fastenal Co.	11,287	587
MSC Industrial Direct Co., Inc., Class A	233	21
Watsco, Inc.	2,654	761
		1,369
Total Common Stocks
(Cost $105,885)		161,580

INVESTMENT COMPANIES – 0.3%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.00%(2) (3)	476,510	477
Total Investment Companies
(Cost $477)		477

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.1%
U.S. Treasury Bill, 0.06%, 7/15/21(4) (5)	$165	$164
	Total Short-Term Investments
	(Cost $165)	164

	Total Investments – 99.3%
	(Cost $106,527)	162,221
	Other Assets less Liabilities – 0.7%	1,067
	NET ASSETS – 100.0%	$163,288

(1)	Security represents underlying investment on open written option contracts.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(3)	7-day current yield as of June 30, 2021 is disclosed.
(4)	Discount rate at the time of purchase.
(5)	Security pledged as collateral to cover margin requirements for open futures contracts.

NORTHERN FUNDS QUARTERLY REPORT     3    EQUITY FUNDS

Schedule of Investments
INCOME EQUITY FUND continued	June 30, 2021 (UNAUDITED)
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

PLC - Public Limited Company

S&P - Standard & Poor's
Percentages shown are based on Net Assets.
At June 30, 2021, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
E-Mini S&P 500	8	$1,715	Long	9/21	$9
At June 30, 2021, the Fund had open written call options as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	VALUE (000S)
Alphabet, Inc., Exp. Date 7/16/2021, Strike Price $2,700.00	(19)	$(4,639)	$(1)
Amazon.com, Inc., Exp. Date 7/16/2021, Strike Price $3,850.00	(14)	(4,816)	(3)
Apple, Inc., Exp. Date 7/16/2021, Strike Price $150.00	(414)	(5,670)	(4)
Berkshire Hathaway, Inc.,Exp. Date 7/16/2021, Strike Price $315.00	(26)	(723)	—*
Facebook, Inc., Exp. Date 7/16/2021, Strike Price $370.00	(57)	(1,982)	(7)
Tesla, Inc., Exp. Date 7/16/2021, Strike Price $750.00	(15)	(1,020)	(12)
Total Written Options Contracts			$(27)
(Premiums Received (000s) $24)

*	Amount rounds to less than one thousand.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of June 30, 2021:
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks(1)	$161,580	$—	$—	$161,580
Investment Companies	477	—	—	477
Short-Term Investments	—	164	—	164
Total Investments	$162,057	$164	$—	$162,221
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$9	$—	$—	$9
Liabilities
Written Options	(27)	—	—	(27)
Total Other Financial Instruments	$(18)	$—	$—	$(18)

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the three months ended June 30, 2021, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$481	$7,493	$7,497	$—	$477	476,510
EQUITY FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments
INTERNATIONAL EQUITY FUND	June 30, 2021 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.3% (1)
Australia – 5.6%
AGL Energy Ltd.	14,864	$91
Aristocrat Leisure Ltd.	22,707	734
Australia & New Zealand Banking Group Ltd.	64,672	1,362
BHP Group Ltd.	10,636	386
Brambles Ltd.	17,162	147
Commonwealth Bank of Australia	7,918	592
CSL Ltd.	937	200
Endeavour Group Ltd.*	9,297	44
Fortescue Metals Group Ltd.	62,185	1,088
REA Group Ltd.	2,651	336
Santos Ltd.	16,973	91
Sonic Healthcare Ltd.	3,893	112
Stockland	39,756	140
Tabcorp Holdings Ltd.	13,535	52
Telstra Corp. Ltd.	119,723	338
Wesfarmers Ltd.	7,712	342
Woolworths Group Ltd.	9,297	266
		6,321
Austria – 0.5%
OMV A.G.	10,131	578
Belgium – 1.7%
Ageas S.A./N.V.	9,785	543
Anheuser-Busch InBev S.A./N.V.	8,795	633
Etablissements Franz Colruyt N.V.	4,822	270
Proximus S.A.DP	22,827	441
		1,887
Canada – 9.7%
Alimentation Couche-Tard, Inc., Class B	1,197	44
AltaGas Ltd.	7,730	162
Atco Ltd., Class I	3,830	136
B2Gold Corp.	74,859	314
Barrick Gold Corp.	3,513	73
Canadian Apartment Properties REIT	8,962	420
Canadian Natural Resources Ltd.	27,670	1,004
Canadian Pacific Railway Ltd.	13,780	1,060
Canadian Tire Corp. Ltd., Class A	739	117
CGI, Inc.*	8,447	766
Constellation Software, Inc.	653	989
Fairfax Financial Holdings Ltd.	2,202	966
Fortis, Inc.	42	2
Hydro One Ltd.	6,942	168
IGM Financial, Inc.	6,811	240
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.3% (1)continued
Canada – 9.7%continued
Kinross Gold Corp.	88,668	$562
Loblaw Cos. Ltd.	11,896	732
Manulife Financial Corp.	56,790	1,118
National Bank of Canada	6,986	523
Onex Corp.	14,104	1,024
Quebecor, Inc., Class B	2,035	54
TC Energy Corp.	5,395	267
West Fraser Timber Co. Ltd.	3,652	262
		11,003
Denmark – 2.2%
AP Moller - Maersk A/S, Class B	184	529
Carlsberg A/S, Class B	4,577	855
Novo Nordisk A/S, Class B	5,717	478
Orsted A/S(2)	259	36
Pandora A/S	4,931	665
		2,563
Finland – 0.2%
Fortum OYJ	6,983	193
France – 9.1%
BNP Paribas S.A.	23,378	1,464
Capgemini S.E.	6,001	1,154
Carrefour S.A.	8,786	173
Cie de Saint-Gobain	7,140	471
Cie Generale des Etablissements Michelin S.C.A.	6,970	1,112
Electricite de France S.A.	11,503	157
Engie S.A.	19,285	264
Eurofins Scientific S.E.*	7,149	818
Ipsen S.A.	1,894	197
La Francaise des Jeux S.A.E.M	1,756	103
L'Oreal S.A.	2,867	1,278
LVMH Moet Hennessy Louis Vuitton S.E.	737	579
Publicis Groupe S.A.	11,875	760
Sanofi	10,745	1,126
TotalEnergies S.E.	16,710	758
		10,414
Germany – 7.8%
Aroundtown S.A.	36,594	285
Brenntag S.E.	6,807	633
Covestro A.G.(2)	12,919	834
Daimler A.G. (Registered)	15,963	1,426
Deutsche Bank A.G. (Registered)*	14,557	190
Deutsche Post A.G. (Registered)	22,411	1,525

NORTHERN FUNDS QUARTERLY REPORT     5    EQUITY FUNDS

Schedule of Investments
INTERNATIONAL EQUITY FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.3% (1)continued
Germany – 7.8%continued
E.ON S.E.	22,366	$259
Fresenius Medical Care A.G. & Co. KGaA	4,309	358
HelloFresh S.E.*	1,264	123
LEG Immobilien S.E.	2,252	324
Merck KGaA	5,994	1,151
RWE A.G.	483	17
SAP S.E.	5,307	749
Siemens A.G. (Registered)	5,397	855
Uniper S.E.	3,987	147
		8,876
Hong Kong – 3.5%
BOC Hong Kong Holdings Ltd.	263,756	894
CK Asset Holdings Ltd.	13,823	95
CK Infrastructure Holdings Ltd.	24,316	145
CLP Holdings Ltd.	21,913	217
Hang Seng Bank Ltd.	7,809	156
Power Assets Holdings Ltd.	12,085	74
Sun Hung Kai Properties Ltd.	30,531	455
Swire Properties Ltd.	186,742	557
WH Group Ltd.(2)	403,129	362
Xinyi Glass Holdings Ltd.	265,863	1,084
		4,039
Ireland – 0.7%
CRH PLC	11,671	592
DCC PLC	2,896	237
		829
Israel – 0.7%
Check Point Software Technologies Ltd.*	6,732	782
Italy – 1.3%
Enel S.p.A.	35,265	328
Poste Italiane S.p.A.	69,825	923
Snam S.p.A.	23,765	137
Tenaris S.A.	8,385	92
		1,480
Japan – 20.4%
Bridgestone Corp.	16,810	765
Brother Industries Ltd.	31,522	629
Chubu Electric Power Co., Inc.	11,800	144
Dai Nippon Printing Co. Ltd.	12,500	264
Daito Trust Construction Co. Ltd.	1,820	199
Daiwa House Industry Co. Ltd.	17,500	525
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.3% (1)continued
Japan – 20.4%continued
FUJIFILM Holdings Corp.	800	$59
Honda Motor Co. Ltd.	16,200	519
Hoya Corp.	9,100	1,206
Iida Group Holdings Co. Ltd.	13,500	347
ITOCHU Corp.	38,927	1,119
Japan Post Insurance Co. Ltd.	25,000	461
KDDI Corp.	29,919	933
Lawson, Inc.	2,000	93
Marubeni Corp.	8,900	77
Medipal Holdings Corp.	33,600	642
MEIJI Holdings Co. Ltd.	5,100	305
MINEBEA MITSUMI, Inc.	200	5
Mitsubishi Corp.	300	8
Mitsubishi Electric Corp.	42,000	609
Mitsubishi Gas Chemical Co., Inc.	13,300	282
Mitsubishi Heavy Industries Ltd.	29,300	862
Mitsui & Co. Ltd.	13,100	295
Nintendo Co. Ltd.	1,400	815
Nippon Telegraph & Telephone Corp.	23,934	623
Nippon Yusen K.K.	11,400	577
Nitto Denko Corp.	3,800	283
Obayashi Corp.	28,500	226
Ono Pharmaceutical Co. Ltd.	24,300	539
Otsuka Holdings Co. Ltd.	5,000	207
Persol Holdings Co. Ltd.	5,800	115
Resona Holdings, Inc.	165,400	634
Rohm Co. Ltd.	3,300	305
SCSK Corp.	6,000	357
Secom Co. Ltd.	3,300	251
Sekisui House Ltd.	15,900	326
Seven & i Holdings Co. Ltd.	4,600	219
Subaru Corp.	14,800	292
Sumitomo Metal Mining Co. Ltd.	1,100	43
Sumitomo Mitsui Financial Group, Inc.	34,800	1,198
Sumitomo Realty & Development Co. Ltd.	900	32
Suntory Beverage & Food Ltd.	8,176	307
TDK Corp.	2,400	292
Tokyo Electric Power Co. Holdings, Inc.*	48,900	145
Tokyo Electron Ltd.	3,400	1,464
TOPPAN, Inc.	28,500	458
Tosoh Corp.	45,244	780
Toyo Suisan Kaisha Ltd.	15,100	581

EQUITY FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.3% (1)continued
Japan – 20.4%continued
Toyota Motor Corp.	20,200	$1,763
Yamada Holdings Co. Ltd.	2,800	13
		23,193
Jordan – 0.1%
Hikma Pharmaceuticals PLC	4,903	166
Netherlands – 4.8%
ASM International N.V.	991	326
ASML Holding N.V.	851	586
ING Groep N.V.	51,486	681
Koninklijke Ahold Delhaize N.V.	10,228	304
NN Group N.V.	18,447	870
Randstad N.V.	12,346	945
Royal Dutch Shell PLC, Class B	89,095	1,731
		5,443
New Zealand – 0.2%
Fisher & Paykel Healthcare Corp. Ltd.	11,559	251
Norway – 1.5%
DNB ASA	27,300	595
Norsk Hydro ASA	67,124	429
Yara International ASA	13,865	730
		1,754
Singapore – 1.4%
DBS Group Holdings Ltd.	23,152	514
United Overseas Bank Ltd.	53,600	1,031
		1,545
Spain – 1.5%
Banco Bilbao Vizcaya Argentaria S.A.*	175,807	1,094
Endesa S.A.	5,552	135
Iberdrola S.A.	26,743	326
Naturgy Energy Group S.A.	4,187	107
		1,662
Sweden – 3.6%
Electrolux AB, Class B	1,482	41
Evolution AB	189	30
Hexagon AB, Class B	68,262	1,012
Husqvarna AB, Class B	31,028	412
Industrivarden AB, Class A	8,313	323
Industrivarden AB, Class C	598	22
Investor AB, Class B	53,716	1,237
Sandvik AB	6,812	174
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.3% (1)continued
Sweden – 3.6%continued
SKF AB, Class B	27,030	$689
Volvo AB, Class B	8,502	205
		4,145
Switzerland – 10.0%
ABB Ltd. (Registered)	14,404	489
Adecco Group A.G. (Registered)	13,781	937
Cie Financiere Richemont S.A., Class A (Registered)	7,698	932
Coca-Cola HBC A.G. - CDI*	14,464	523
Holcim Ltd.*	11,059	664
Logitech International S.A. (Registered)	4,596	557
Nestle S.A. (Registered)	10,120	1,260
Novartis A.G. (Registered)	16,505	1,504
Roche Holding A.G. (Genusschein)	5,947	2,241
Sonova Holding A.G. (Registered)	265	100
STMicroelectronics N.V.	11,184	406
Swatch Group (The) A.G. (Bearer)	2,947	1,012
Swisscom A.G. (Registered)	1,407	803
		11,428
United Kingdom – 10.8%
3i Group PLC	60,766	988
Anglo American PLC	32,563	1,298
Aviva PLC	8,348	47
BAE Systems PLC	119,432	863
Barclays PLC	511,846	1,214
Berkeley Group Holdings (The) PLC	10,633	677
British American Tobacco PLC	25,460	992
BT Group PLC*	21,061	57
Bunzl PLC	2,566	85
CNH Industrial N.V.	27,546	455
Coca-Cola Europacific Partners PLC	9,430	559
GlaxoSmithKline PLC	70,267	1,380
Imperial Brands PLC	29,247	630
J Sainsbury PLC	108,221	407
Johnson Matthey PLC	1,316	56
Kingfisher PLC	20,193	102
Legal & General Group PLC	7,123	25
Lloyds Banking Group PLC	24,026	16
National Grid PLC	22,111	282
Next PLC*	2,060	224
Persimmon PLC	8,322	341
Rio Tinto PLC	6,706	552
Sage Group (The) PLC	32,719	310
Schroders PLC	345	17

NORTHERN FUNDS QUARTERLY REPORT     7    EQUITY FUNDS

Schedule of Investments
INTERNATIONAL EQUITY FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.3% (1)continued
United Kingdom – 10.8%continued
Segro PLC	8,250	$125
SSE PLC	439	9
United Utilities Group PLC	12,664	171
Wm Morrison Supermarkets PLC	14,203	48
WPP PLC	25,299	343
		12,273
Total Common Stocks
(Cost $95,276)		110,825

PREFERRED STOCKS – 0.2% (1)
Germany – 0.2%
Henkel A.G. & Co. KGaA, 2.09%(3)	1,260	133
Volkswagen A.G., 2.33%(3)	189	47
		180
Total Preferred Stocks
(Cost $140)		180

INVESTMENT COMPANIES – 0.5%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.00%(4) (5)	619,483	619
Total Investment Companies
(Cost $619)		619

Total Investments – 98.0%
(Cost $96,035)		111,624
Other Assets less Liabilities – 2.0%		2,223
Net Assets – 100.0%		$113,847

(1)	Adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(3)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer's net income.
(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(5)	7-day current yield as of June 30, 2021 is disclosed.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

A.G. – Aktiengesellschaft (German: Stock Corporation)

AB – Aktiebolag (Sweden: Corporation)

ASA – Aksjeselskap (Norway: Stock Company)

CDI – CREST Depository Interest

FTSE – Financial Times Stock Exchange

N.V. – Naamloze Vennootschap (Dutch: Limited Liability Company)

PLC – Public Limited Company

REIT – Real Estate Investment Trust

S&P – Standard & Poor's

S.A. – Société Anonyme (French: Public Limited Company)

S.E. – Societas Europaea (German: Public Company)

TSX – Toronto Stock Exchange
Percentages shown are based on Net Assets.
At June 30, 2021, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
Euro Stoxx 50 (Euro)	26	$1,250	Long	9/21	$(19)
FTSE 100 Index (British Pound)	5	483	Long	9/21	(6)
S&P/TSX 60 Index (Canadian Dollar)	1	194	Long	9/21	2
SPI 200 Index (Australian Dollar)	2	271	Long	9/21	2
Yen Denominated Nikkei 225 (Japanese Yen)	5	647	Long	9/21	(4)
Total					$(25)

EQUITY FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
At June 30, 2021, the industry sectors for the Fund were:
INDUSTRY SECTOR	% OF NET ASSETS
Communication Services	4.8%
Consumer Discretionary	11.5
Consumer Staples	9.7
Energy	4.0
Financials	18.4
Health Care	11.1
Industrials	14.3
Information Technology	9.4
Materials	8.1
Real Estate	2.8
Short-Term Investments	0.5
Utilities	3.4
Total Investments	98.0
Other Assets less Liabilities	2.0
Net Assets	100.0%
At June 30, 2021, the Fund’s investments were denominated in the following currencies:
CONCENTRATION BY CURRENCY	% OF NET ASSETS
Euro	26.7%
Japanese Yen	20.4
British Pound	12.2
Canadian Dollar	9.7
Swiss Franc	9.2
Australian Dollar	5.6
All other currencies less than 5%	14.2
Total Investments	98.0
Other Assets less Liabilities	2.0
Net Assets	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on June 30, 2021 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2021:
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks:
Australia	$44	$6,277	$—	$6,321
Canada	11,003	—	—	11,003
Hong Kong	2,191	1,848	—	4,039
Israel	782	—	—	782
United Kingdom	559	11,714	—	12,273
All Other Countries(1)	—	76,407	—	76,407
Total Common Stocks	14,579	96,246	—	110,825
Preferred Stocks	—	180	—	180
Investment Companies	619	—	—	619
Total Investments	$15,198	$96,426	$—	$111,624
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$4	$—	$—	$4
Liabilities
Futures Contracts	(29)	—	—	(29)
Total Other Financial Instruments	$(25)	$—	$—	$(25)

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the three months ended June 30, 2021, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$1,617	$3,148	$4,146	$—	$619	619,483
NORTHERN FUNDS QUARTERLY REPORT     9    EQUITY FUNDS

Schedule of Investments
LARGE CAP CORE FUND
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 99.4%
Aerospace & Defense – 0.9%
Lockheed Martin Corp.	6,239	$2,360
Northrop Grumman Corp.	275	100
		2,460
Air Freight & Logistics – 1.2%
Expeditors International of Washington, Inc.	4,609	583
United Parcel Service, Inc., Class B	13,352	2,777
		3,360
Automobiles – 1.1%
Ford Motor Co.*	53,224	791
Tesla, Inc.*	3,519	2,392
		3,183
Banks – 4.0%
Bank of America Corp.	64,793	2,671
Citigroup, Inc.	39,920	2,824
Citizens Financial Group, Inc.	8,680	398
JPMorgan Chase & Co.	12,574	1,956
Wells Fargo & Co.	75,796	3,433
		11,282
Beverages – 0.7%
Coca-Cola (The) Co.	22,143	1,198
Molson Coors Beverage Co., Class B*	7,955	427
Monster Beverage Corp.*	3,010	275
		1,900
Biotechnology – 1.3%
Amgen, Inc.	11,329	2,762
Regeneron Pharmaceuticals, Inc.*	947	529
Vertex Pharmaceuticals, Inc.*	1,707	344
		3,635
Building Products – 0.6%
Masco Corp.	29,849	1,758
Capital Markets – 3.3%
Affiliated Managers Group, Inc.	6,175	952
Ameriprise Financial, Inc.	2,859	712
Bank of New York Mellon (The) Corp.	16,465	844
BlackRock, Inc.	961	841
Goldman Sachs Group (The), Inc.	8,000	3,036
Invesco Ltd.	13,408	358
Jefferies Financial Group, Inc.	56,718	1,940
Morgan Stanley	7,399	678
		9,361
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.4%continued
Chemicals – 1.1%
Celanese Corp.	3,564	$540
Chemours (The) Co.	24,527	854
Dow, Inc.	4,172	264
Eastman Chemical Co.	5,649	660
PPG Industries, Inc.	5,180	879
		3,197
Communications Equipment – 1.2%
Cisco Systems, Inc.	65,727	3,484
Consumer Finance – 1.0%
Ally Financial, Inc.	13,445	670
Capital One Financial Corp.	2,482	384
SLM Corp.	91,817	1,923
		2,977
Containers & Packaging – 0.9%
International Paper Co.	17,985	1,103
Sealed Air Corp.	23,329	1,382
		2,485
Diversified Consumer Services – 0.2%
H&R Block, Inc.	19,911	468
Diversified Financial Services – 0.8%
Berkshire Hathaway, Inc., Class B*	8,306	2,308
Diversified Telecommunication Services – 1.3%
AT&T, Inc.	21,547	620
Verizon Communications, Inc.	56,766	3,181
		3,801
Electric Utilities – 1.0%
Edison International	987	57
Entergy Corp.	196	20
Exelon Corp.	33,717	1,494
FirstEnergy Corp.	23,510	875
NRG Energy, Inc.	12,291	495
		2,941
Electrical Equipment – 0.9%
Emerson Electric Co.	8,580	826
Hubbell, Inc.	4,574	854
Regal Beloit Corp.	6,231	832
		2,512
Electronic Equipment, Instruments & Components – 0.6%
Arrow Electronics, Inc.*	11,979	1,364
Zebra Technologies Corp., Class A*	843	446
		1,810

EQUITY FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.4%continued
Energy Equipment & Services – 1.0%
Baker Hughes Co.	17,118	$391
Helmerich & Payne, Inc.	6,856	224
Schlumberger N.V.	73,355	2,348
		2,963
Entertainment – 1.5%
Activision Blizzard, Inc.	3,193	305
Electronic Arts, Inc.	9,418	1,354
Netflix, Inc.*	1,959	1,035
Take-Two Interactive Software, Inc.*	3,421	605
Walt Disney (The) Co.*	5,016	882
		4,181
Equity Real Estate Investment Trusts – 1.9%
Highwoods Properties, Inc.	34,285	1,549
Iron Mountain, Inc.	18,137	767
Kimco Realty Corp.	53,692	1,119
SL Green Realty Corp.	2,501	200
Weyerhaeuser Co.	52,664	1,813
		5,448
Food & Staples Retailing – 1.8%
Albertsons Cos., Inc., Class A	66,562	1,309
Kroger (The) Co.	20,959	803
Sprouts Farmers Market, Inc.*	39,374	978
Walmart, Inc.	15,348	2,164
		5,254
Food Products – 0.3%
General Mills, Inc.	12,037	733
Health Care Equipment & Supplies – 3.2%
Abbott Laboratories	27,989	3,245
Hologic, Inc.*	8,263	551
IDEXX Laboratories, Inc.*	1,956	1,235
Medtronic PLC	20,498	2,545
ResMed, Inc.	5,816	1,434
		9,010
Health Care Providers & Services – 3.0%
DaVita, Inc.*	4,810	579
HCA Healthcare, Inc.	5,835	1,206
Laboratory Corp. of America Holdings*	3,562	983
McKesson Corp.	6,155	1,177
UnitedHealth Group, Inc.	11,774	4,715
		8,660
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.4%continued
Hotels, Restaurants & Leisure – 1.4%
Domino's Pizza, Inc.	2,777	$1,296
Marriott International, Inc., Class A*	7,903	1,079
McDonald's Corp.	4,582	1,058
Yum! Brands, Inc.	4,687	539
		3,972
Household Durables – 0.7%
Lennar Corp., Class A	8,891	883
Newell Brands, Inc.	1,163	32
NVR, Inc.*	96	477
Whirlpool Corp.	3,034	662
		2,054
Household Products – 0.8%
Colgate-Palmolive Co.	9,264	754
Procter & Gamble (The) Co.	10,808	1,458
		2,212
Independent Power & Renewable Electricity Producers – 0.6%
AES (The) Corp.	68,145	1,777
Industrial Conglomerates – 0.9%
3M Co.	13,338	2,649
Insurance – 2.3%
Aflac, Inc.	38,438	2,063
Allstate (The) Corp.	16,819	2,194
Assured Guaranty Ltd.	3,123	148
MetLife, Inc.	33,803	2,023
		6,428
Interactive Media & Services – 6.9%
Alphabet, Inc., Class A*	5,371	13,115
Facebook, Inc., Class A*	18,940	6,586
		19,701
Internet & Direct Marketing Retail – 4.5%
Amazon.com, Inc.*	3,086	10,616
eBay, Inc.	27,601	1,938
Qurate Retail, Inc., Class A	13,493	177
		12,731
IT Services – 4.6%
Accenture PLC, Class A	11,064	3,261
Automatic Data Processing, Inc.	6,207	1,233
Cognizant Technology Solutions Corp., Class A	16,288	1,128
Gartner, Inc.*	2,203	534
International Business Machines Corp.	17,330	2,540
Jack Henry & Associates, Inc.	285	47

NORTHERN FUNDS QUARTERLY REPORT     11    EQUITY FUNDS

Schedule of Investments
LARGE CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.4%continued
IT Services – 4.6%continued
Mastercard, Inc., Class A	2,750	$1,004
Paychex, Inc.	11,554	1,240
PayPal Holdings, Inc.*	2,271	662
Visa, Inc., Class A	6,329	1,480
		13,129
Leisure Products – 0.2%
Polaris, Inc.	4,454	610
Life Sciences Tools & Services – 1.4%
Mettler-Toledo International, Inc.*	545	755
Thermo Fisher Scientific, Inc.	3,988	2,012
Waters Corp.*	3,528	1,219
		3,986
Machinery – 2.0%
Cummins, Inc.	7,734	1,886
Parker-Hannifin Corp.	6,397	1,964
Snap-on, Inc.	7,768	1,736
		5,586
Media – 1.3%
Charter Communications, Inc., Class A*	868	626
Comcast Corp., Class A	9,411	537
Interpublic Group of (The) Cos., Inc.	7,530	245
Nexstar Media Group, Inc., Class A	3,067	453
Omnicom Group, Inc.	24,281	1,942
		3,803
Metals & Mining – 0.8%
Newmont Corp.	11,378	721
Reliance Steel & Aluminum Co.	9,392	1,417
		2,138
Multiline Retail – 1.0%
Target Corp.	12,282	2,969
Multi-Utilities – 0.8%
Ameren Corp.	15,954	1,277
Public Service Enterprise Group, Inc.	16,854	1,007
		2,284
Oil, Gas & Consumable Fuels – 2.0%
Chevron Corp.	8,645	905
Cimarex Energy Co.	3,222	233
Continental Resources, Inc.	10,302	392
EQT Corp.*	25,164	560
Exxon Mobil Corp.	2,530	160
Kinder Morgan, Inc.	75,516	1,377
Occidental Petroleum Corp.	14,233	445
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.4%continued
Oil, Gas & Consumable Fuels – 2.0%continued
Targa Resources Corp.	25,033	$1,113
Williams (The) Cos., Inc.	15,234	404
		5,589
Personal Products – 1.0%
Herbalife Nutrition Ltd.*	18,042	951
Nu Skin Enterprises, Inc., Class A	32,864	1,862
		2,813
Pharmaceuticals – 4.1%
Eli Lilly & Co.	15,327	3,518
Johnson & Johnson	31,013	5,109
Merck & Co., Inc.	29,143	2,266
Organon & Co.*	2,925	89
Pfizer, Inc.	14,372	563
		11,545
Professional Services – 0.6%
Robert Half International, Inc.	19,790	1,761
Real Estate Management & Development – 0.5%
CBRE Group, Inc., Class A*	15,906	1,364
Road & Rail – 0.9%
Landstar System, Inc.	10,135	1,602
Ryder System, Inc.	13,581	1,009
		2,611
Semiconductors & Semiconductor Equipment – 5.4%
Applied Materials, Inc.	12,939	1,843
Broadcom, Inc.	5,971	2,847
Intel Corp.	52,149	2,928
KLA Corp.	6,047	1,960
Lam Research Corp.	88	57
Microchip Technology, Inc.	6,365	953
NVIDIA Corp.	1,757	1,406
QUALCOMM, Inc.	1,567	224
Texas Instruments, Inc.	15,909	3,059
		15,277
Software – 8.3%
Adobe, Inc.*	2,708	1,586
Citrix Systems, Inc.	11,000	1,290
Microsoft Corp.	65,675	17,791
Oracle Corp.	37,657	2,931
		23,598
Specialty Retail – 2.8%
Best Buy Co., Inc.	12,170	1,399
Dick's Sporting Goods, Inc.	6,522	654

EQUITY FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.4%continued
Specialty Retail – 2.8%continued
Home Depot (The), Inc.	8,095	$2,581
L Brands, Inc.	7,758	559
Lowe's Cos., Inc.	7,227	1,402
O'Reilly Automotive, Inc.*	267	151
Penske Automotive Group, Inc.	1,119	85
Williams-Sonoma, Inc.	6,765	1,080
		7,911
Technology Hardware, Storage & Peripherals – 7.0%
Apple, Inc.	136,605	18,709
Dell Technologies, Inc., Class C*	7,349	733
HP, Inc.	16,693	504
		19,946
Tobacco – 1.4%
Altria Group, Inc.	20,245	965
Philip Morris International, Inc.	31,558	3,128
		4,093
Trading Companies & Distributors – 0.4%
MSC Industrial Direct Co., Inc., Class A	4,795	430
United Rentals, Inc.*	672	215
W.W. Grainger, Inc.	1,035	453
		1,098
Total Common Stocks
(Cost $175,426)		282,806

INVESTMENT COMPANIES – 0.1%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.00%(1) (2)	346,942	347
Total Investment Companies
(Cost $347)		347

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.1%
U.S. Treasury Bill, 0.06%, 7/15/21(3) (4)	$415	$415
	Total Short-Term Investments
	(Cost $415)	415

	Total Investments – 99.6%
	(Cost $176,188)	283,568
	Other Assets less Liabilities – 0.4%	1,002
	NET ASSETS – 100.0%	$284,570

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(2)	7-day current yield as of June 30, 2021 is disclosed.
(3)	Discount rate at the time of purchase.
(4)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

N.V. - Naamloze Vennootschap (Dutch: Limited Liability Company)

PLC - Public Limited Company

S&P - Standard & Poor's
Percentages shown are based on Net Assets.
At June 30, 2021, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
E-Mini S&P 500	7	$1,501	Long	9/21	$11
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

NORTHERN FUNDS QUARTERLY REPORT     13    EQUITY FUNDS

Schedule of Investments
LARGE CAP CORE FUND continued	June 30, 2021 (UNAUDITED)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of June 30, 2021:
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks(1)	$282,806	$—	$—	$282,806
Investment Companies	347	—	—	347
Short-Term Investments	—	415	—	415
Total Investments	$283,153	$415	$—	$283,568
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$11	$—	$—	$11

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the three months ended June 30, 2021, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$1,148	$5,647	$6,448	$—	$347	346,942
EQUITY FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments
LARGE CAP VALUE FUND	June 30, 2021 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 99.4%
Aerospace & Defense – 1.2%
Northrop Grumman Corp.	2,260	$821
Auto Components – 0.5%
Gentex Corp.	9,393	311
Banks – 10.4%
Associated Banc-Corp	8,475	174
Bank of America Corp.	41,165	1,697
Citigroup, Inc.	15,337	1,085
Citizens Financial Group, Inc.	2,090	96
Huntington Bancshares, Inc.	237	3
JPMorgan Chase & Co.	5,812	904
KeyCorp	127	3
PNC Financial Services Group (The), Inc.	1,969	376
Regions Financial Corp.	296	6
Sterling Bancorp	13,608	337
U.S. Bancorp	15,913	906
Wells Fargo & Co.	28,636	1,297
		6,884
Biotechnology – 2.1%
Biogen, Inc.*	1,762	610
Gilead Sciences, Inc.	6,988	481
Regeneron Pharmaceuticals, Inc.*	502	281
		1,372
Building Products – 0.8%
A.O. Smith Corp.	5,390	388
Johnson Controls International PLC	2,318	159
		547
Capital Markets – 4.0%
Bank of New York Mellon (The) Corp.	13,320	682
Goldman Sachs Group (The), Inc.	2,383	905
Invesco Ltd.	6,932	185
Jefferies Financial Group, Inc.	11,351	388
State Street Corp.	5,770	475
		2,635
Chemicals – 1.7%
Dow, Inc.	1,733	110
DuPont de Nemours, Inc.	8,849	685
Eastman Chemical Co.	3,072	358
		1,153
Communications Equipment – 1.1%
Cisco Systems, Inc.	13,332	707
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.4%continued
Consumer Finance – 2.0%
Ally Financial, Inc.	7,448	$371
Capital One Financial Corp.	1,537	238
Santander Consumer U.S.A. Holdings, Inc.	9,021	328
Synchrony Financial	8,417	408
		1,345
Containers & Packaging – 1.1%
International Paper Co.	6,641	407
Sonoco Products Co.	5,157	345
		752
Distributors – 0.6%
Genuine Parts Co.	3,079	389
Diversified Financial Services – 1.2%
Berkshire Hathaway, Inc., Class B*	2,745	763
Diversified Telecommunication Services – 1.8%
AT&T, Inc.	40,994	1,180
Electric Utilities – 3.0%
Avangrid, Inc.	6,291	324
Duke Energy Corp.	5,857	578
Exelon Corp.	10,428	462
OGE Energy Corp.	5,472	184
Pinnacle West Capital Corp.	2,278	187
PPL Corp.	10,008	280
		2,015
Electrical Equipment – 1.2%
Acuity Brands, Inc.	1,269	237
Eaton Corp. PLC	1,767	262
Hubbell, Inc.	1,089	204
Regal Beloit Corp.	899	120
		823
Electronic Equipment, Instruments & Components – 0.6%
Amphenol Corp., Class A	4,941	338
Zebra Technologies Corp., Class A*	130	69
		407
Energy Equipment & Services – 1.1%
Baker Hughes Co.	9,026	207
Helmerich & Payne, Inc.	10,276	335
NOV, Inc.*	11,217	172
		714

NORTHERN FUNDS QUARTERLY REPORT     15    EQUITY FUNDS

Schedule of Investments
LARGE CAP VALUE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.4%continued
Entertainment – 1.5%
Lions Gate Entertainment Corp., Class A*	6,374	$132
Walt Disney (The) Co.*	4,973	874
		1,006
Equity Real Estate Investment Trusts – 3.0%
Brixmor Property Group, Inc.	627	15
Cousins Properties, Inc.	4,732	174
Equity Residential	6,119	471
Hudson Pacific Properties, Inc.	403	11
Kilroy Realty Corp.	4,980	347
Kimco Realty Corp.	16,640	347
Weingarten Realty Investors	6,058	194
Weyerhaeuser Co.	12,440	428
		1,987
Food & Staples Retailing – 2.8%
Kroger (The) Co.	6,622	254
Sprouts Farmers Market, Inc.*	11,573	287
Walmart, Inc.	9,567	1,349
		1,890
Food Products – 2.4%
Campbell Soup Co.	6,794	310
Flowers Foods, Inc.	10,264	249
General Mills, Inc.	10,001	609
J.M. Smucker (The) Co.	2,826	366
Tyson Foods, Inc., Class A	1,261	93
		1,627
Health Care Equipment & Supplies – 3.2%
Abbott Laboratories	8,980	1,041
Baxter International, Inc.	1,827	147
Becton Dickinson and Co.	1,315	320
Danaher Corp.	635	170
Hill-Rom Holdings, Inc.	40	5
Medtronic PLC	1,772	220
Quidel Corp.*	1,625	208
		2,111
Health Care Providers & Services – 3.1%
Anthem, Inc.	909	347
CVS Health Corp.	449	37
Humana, Inc.	785	348
Laboratory Corp. of America Holdings*	1,623	448
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.4%continued
Health Care Providers & Services – 3.1%continued
UnitedHealth Group, Inc.	1,657	$663
Universal Health Services, Inc., Class B	1,304	191
		2,034
Health Care Technology – 0.6%
Cerner Corp.	5,140	402
Hotels, Restaurants & Leisure – 2.2%
Domino's Pizza, Inc.	790	369
Marriott International, Inc., Class A*	678	93
McDonald's Corp.	1,628	376
Wendy's (The) Co.	7,706	180
Yum! Brands, Inc.	3,734	429
		1,447
Household Durables – 0.7%
Lennar Corp., Class A	206	20
NVR, Inc.*	69	343
Whirlpool Corp.	548	120
		483
Household Products – 0.9%
Procter & Gamble (The) Co.	4,385	592
Industrial Conglomerates – 0.5%
Carlisle Cos., Inc.	1,898	363
Insurance – 4.3%
Aflac, Inc.	11,151	598
Alleghany Corp.*	406	271
American International Group, Inc.	1,550	74
Assured Guaranty Ltd.	6,357	302
Loews Corp.	6,738	368
MetLife, Inc.	12,309	737
Prudential Financial, Inc.	2,670	274
Travelers (The) Cos., Inc.	1,399	209
		2,833
Internet & Direct Marketing Retail – 0.1%
Qurate Retail, Inc., Class A	4,794	63
IT Services – 5.1%
Accenture PLC, Class A	2,071	611
Amdocs Ltd.	4,165	322
Broadridge Financial Solutions, Inc.	1,604	259
Cognizant Technology Solutions Corp., Class A	5,045	349
Global Payments, Inc.	680	128
International Business Machines Corp.	5,357	785
Jack Henry & Associates, Inc.	1,376	225

EQUITY FUNDS    16    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.4%continued
IT Services – 5.1%continued
Paychex, Inc.	3,340	$358
Visa, Inc., Class A	1,435	336
		3,373
Leisure Products – 0.2%
Brunswick Corp.	1,280	128
Polaris, Inc.	39	5
		133
Life Sciences Tools & Services – 2.1%
PerkinElmer, Inc.	314	48
Thermo Fisher Scientific, Inc.	2,632	1,328
		1,376
Machinery – 3.7%
AGCO Corp.	1,351	176
Cummins, Inc.	1,213	296
Dover Corp.	2,710	408
ITT, Inc.	3,795	348
Parker-Hannifin Corp.	1,781	547
Snap-on, Inc.	1,572	351
Woodward, Inc.	2,939	361
		2,487
Media – 4.2%
Comcast Corp., Class A	22,910	1,306
Discovery, Inc., Class A*	6,747	207
Fox Corp., Class A	2,467	92
Interpublic Group of (The) Cos., Inc.	11,302	367
John Wiley & Sons, Inc., Class A	1,542	93
Liberty Media Corp.-Liberty SiriusXM, Class A*	384	18
New York Times (The) Co., Class A	8,567	373
Nexstar Media Group, Inc., Class A	2,433	360
		2,816
Metals & Mining – 1.6%
Newmont Corp.	12,110	767
Reliance Steel & Aluminum Co.	2,153	325
		1,092
Multiline Retail – 1.4%
Target Corp.	3,810	921
Multi-Utilities – 1.2%
Public Service Enterprise Group, Inc.	7,121	425
Sempra Energy	2,620	347
		772
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.4%continued
Oil, Gas & Consumable Fuels – 3.1%
Exxon Mobil Corp.	14,086	$889
Kinder Morgan, Inc.	32,321	589
Marathon Petroleum Corp.	5,413	327
Occidental Petroleum Corp.	8,373	262
		2,067
Personal Products – 0.5%
Nu Skin Enterprises, Inc., Class A	5,514	312
Pharmaceuticals – 7.4%
Bristol-Myers Squibb Co.	16,598	1,109
Johnson & Johnson	12,775	2,104
Merck & Co., Inc.	4,012	312
Pfizer, Inc.	35,056	1,373
		4,898
Professional Services – 0.9%
FTI Consulting, Inc.*	1,299	178
ManpowerGroup, Inc.	1,542	183
Science Applications International Corp.	3,059	268
		629
Real Estate Management & Development – 0.5%
Jones Lang LaSalle, Inc.*	1,779	348
Road & Rail – 1.2%
Norfolk Southern Corp.	1,250	332
Ryder System, Inc.	4,271	317
Schneider National, Inc., Class B	7,568	165
		814
Semiconductors & Semiconductor Equipment – 4.5%
Analog Devices, Inc.	3,575	616
Applied Materials, Inc.	827	118
Broadcom, Inc.	716	342
Intel Corp.	16,519	927
Maxim Integrated Products, Inc.	3,286	346
Microchip Technology, Inc.	783	117
Skyworks Solutions, Inc.	961	184
Teradyne, Inc.	2,500	335
		2,985
Specialty Retail – 1.0%
Best Buy Co., Inc.	2,808	323
Dick's Sporting Goods, Inc.	356	35
Williams-Sonoma, Inc.	2,073	331
		689

NORTHERN FUNDS QUARTERLY REPORT     17    EQUITY FUNDS

Schedule of Investments
LARGE CAP VALUE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.4%continued
Trading Companies & Distributors – 1.1%
MSC Industrial Direct Co., Inc., Class A	3,808	$342
United Rentals, Inc.*	1,263	403
		745
Total Common Stocks
(Cost $56,440)		66,113

INVESTMENT COMPANIES – 0.5%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.00%(1) (2)	347,337	347
Total Investment Companies
(Cost $347)		347

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.2%
U.S. Treasury Bill, 0.06%, 7/15/21(3) (4)	$150	$150
	Total Short-Term Investments
	(Cost $150)	150

	Total Investments – 100.1%
	(Cost $56,937)	66,610
	Liabilities less Other Assets – (0.1%)	(85)
	NET ASSETS – 100.0%	$66,525

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(2)	7-day current yield as of June 30, 2021 is disclosed.
(3)	Discount rate at the time of purchase.
(4)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

PLC - Public Limited Company

S&P - Standard & Poor's
Percentages shown are based on Net Assets.
At June 30, 2021, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
E-Mini S&P 500	2	$429	Long	9/21	$8
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of June 30, 2021:
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks(1)	$66,113	$—	$—	$66,113
Investment Companies	347	—	—	347
Short-Term Investments	—	150	—	150
Total Investments	$66,460	$150	$—	$66,610
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$8	$—	$—	$8

(1)	Classifications as defined in the Schedule of Investments.

EQUITY FUNDS    18    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)

Transactions in affiliated investments for the three months ended June 30, 2021, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$377	$1,105	$1,135	$—	$347	347,337
NORTHERN FUNDS QUARTERLY REPORT     19    EQUITY FUNDS

Schedule of Investments
SMALL CAP CORE FUND
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.0%
Aerospace & Defense – 0.8%
AAR Corp.*	7,391	$286
Aerojet Rocketdyne Holdings, Inc.	14,560	703
AeroVironment, Inc.*	5,776	579
Astronics Corp.*	2,504	44
Astronics Corp., Class B*	3,668	60
Ducommun, Inc.*	3,254	178
Kaman Corp.	5,362	270
Kratos Defense & Security Solutions, Inc.*	17,968	512
Maxar Technologies, Inc.	886	35
Mercury Systems, Inc.*	9,546	633
Moog, Inc., Class A	5,037	423
National Presto Industries, Inc.	1,332	135
Park Aerospace Corp.	2,783	42
Parsons Corp.*	2,373	93
Vectrus, Inc.*	4,385	209
		4,202
Air Freight & Logistics – 0.2%
Air T, Inc.*	753	19
Atlas Air Worldwide Holdings, Inc.*	4,567	311
Forward Air Corp.	7,131	640
		970
Airlines – 0.3%
Allegiant Travel Co.*	3,217	624
Copa Holdings S.A., Class A*	6,525	491
Hawaiian Holdings, Inc.*	10,043	245
SkyWest, Inc.*	11,723	505
		1,865
Auto Components – 1.5%
Adient PLC*	17,391	786
American Axle & Manufacturing Holdings, Inc.*	7,068	73
BorgWarner, Inc.	4,958	241
Dana, Inc.	27,028	642
Dorman Products, Inc.*	7,116	738
Fox Factory Holding Corp.*	7,732	1,204
Gentherm, Inc.*	8,629	613
Goodyear Tire & Rubber (The) Co.*	55,643	954
LCI Industries	7,368	968
Modine Manufacturing Co.*	2,561	42
Motorcar Parts of America, Inc.*	5,230	117
Patrick Industries, Inc.	4,692	343
Shiloh Industries, Inc.(1) *	2,100	—
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.0%continued
Auto Components – 1.5%continued
Standard Motor Products, Inc.	4,563	$198
Stoneridge, Inc.*	4,709	139
Tenneco, Inc., Class A*	9,641	186
Visteon Corp.*	5,208	630
XPEL, Inc.*	3,049	256
		8,130
Automobiles – 0.2%
Winnebago Industries, Inc.	8,847	601
Workhorse Group, Inc.*	20,683	343
		944
Banks – 8.1%
1st Source Corp.	5,374	250
Allegiance Bancshares, Inc.	2,339	90
Altabancorp	4,529	196
Amalgamated Financial Corp.	6,170	96
American National Bankshares, Inc.	2,604	81
Ameris Bancorp	14,292	724
Ames National Corp.	2,507	61
Arrow Financial Corp.	5,182	186
Associated Banc-Corp	22,141	453
Atlantic Union Bankshares Corp.	16,728	606
Banc of California, Inc.	6,556	115
BancFirst Corp.	4,513	282
Bancorp (The), Inc.*	7,140	164
BancorpSouth Bank	19,534	553
Bank First Corp.	3,348	234
Bank of Hawaii Corp.	6,869	579
Bank of Marin Bancorp	3,624	116
Bank of NT Butterfield & Son (The) Ltd.	9,878	350
Bank of South Carolina Corp.	5,364	110
Bank7 Corp.	9,046	156
BankFinancial Corp.	1,787	20
BankUnited, Inc.	13,656	583
Bankwell Financial Group, Inc.	7,690	213
Banner Corp.	8,682	471
Bar Harbor Bankshares	1,937	55
BCB Bancorp, Inc.	508	7
Berkshire Bancorp, Inc.*	121	1
Boston Private Financial Holdings, Inc.	11,985	177
Brookline Bancorp, Inc.	23,044	345
Bryn Mawr Bank Corp.	3,498	148
Burke & Herbert Bank & Trust Co.	20	41
C&F Financial Corp.	467	24

EQUITY FUNDS    20    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.0%continued
Banks – 8.1%continued
Cadence BanCorp	22,652	$473
Cambridge Bancorp	899	75
Camden National Corp.	3,943	188
Capital City Bank Group, Inc.	3,998	103
Cathay General Bancorp	16,098	634
CBTX, Inc.	3,740	102
Central Pacific Financial Corp.	675	18
Century Bancorp, Inc., Class A	2,490	284
CIT Group, Inc.	14,584	752
Citizens & Northern Corp.	774	19
City Holding Co.	3,893	293
Columbia Banking System, Inc.	13,283	512
Commercial National Financial Corp.	121	3
Community Bank System, Inc.	9,630	729
Community Financial (The) Corp.	3,455	119
Community Trust Bancorp, Inc.	2,938	119
ConnectOne Bancorp, Inc.	2,356	62
Customers Bancorp, Inc.*	7,254	283
CVB Financial Corp.	20,872	430
Dime Community Bancshares, Inc.	4,651	156
Eagle Bancorp, Inc.	6,743	378
Eagle Financial Services, Inc.	100	3
Eastern Bankshares, Inc.	25,191	518
Enterprise Bancorp, Inc.	2,022	66
Enterprise Financial Services Corp.	5,503	255
Equity Bancshares, Inc., Class A*	3,418	104
FB Financial Corp.	2,445	91
Financial Institutions, Inc.	4,428	133
Finward Bancorp	689	31
First Bancorp	7,850	321
First BanCorp (New York Exchange)	30,494	363
First Bancorp (The), Inc.	825	24
First Bancshares (The), Inc.	4,919	184
First Busey Corp.	11,491	283
First Commonwealth Financial Corp.	29,559	416
First Community Bankshares, Inc.	1,777	53
First Financial Bankshares, Inc.	27,923	1,372
First Financial Corp.	2,764	113
First Financial Northwest, Inc.	699	11
First Foundation, Inc.	5,309	120
First Hawaiian, Inc.	19,224	545
First Internet Bancorp	1,662	51
First Interstate BancSystem, Inc., Class A	10,052	420
First Merchants Corp.	10,676	445
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.0%continued
Banks – 8.1%continued
First Mid Bancshares, Inc.	37	$2
First Northwest Bancorp	521	9
First of Long Island (The) Corp.	3,635	77
First Savings Financial Group, Inc.	3,126	229
First United Corp.	7,959	139
Flushing Financial Corp.	4,414	95
FNB Corp.	59,010	728
Fulton Financial Corp.	29,237	461
German American Bancorp, Inc.	5,454	203
Glacier Bancorp, Inc.	15,628	861
Great Southern Bancorp, Inc.	1,715	92
Great Western Bancorp, Inc.	9,647	316
Hancock Whitney Corp.	17,099	760
Hanmi Financial Corp.	3,790	72
Hawthorn Bancshares, Inc.	1,402	32
Heartland Financial U.S.A., Inc.	5,911	278
Heritage Financial Corp.	8,306	208
Hilltop Holdings, Inc.	14,689	535
Home BancShares, Inc.	28,504	703
HomeTrust Bancshares, Inc.	1,342	37
Hope Bancorp, Inc.	22,426	318
Independent Bank Corp.	6,906	521
Independent Bank Group, Inc.	10,601	784
International Bancshares Corp.	12,561	539
Investar Holding Corp.	10,430	239
Investors Bancorp, Inc.	61,498	877
Lakeland Bancorp, Inc.	7,540	132
Lakeland Financial Corp.	4,841	298
Landmark Bancorp, Inc.	1,327	36
Malvern Bancorp, Inc.*	9	—
Mercantile Bank Corp.	5,228	158
Metropolitan Bank Holding Corp.*	200	12
MidWestOne Financial Group, Inc.	564	16
National Bank Holdings Corp., Class A	6,425	242
National Bankshares, Inc.	1,755	61
NBT Bancorp, Inc.	10,737	386
Nicolet Bankshares, Inc.*	3,099	218
Northrim BanCorp, Inc.	1,649	71
Norwood Financial Corp.	1,084	28
OceanFirst Financial Corp.	9,536	199
OFG Bancorp	6,948	154
Ohio Valley Banc Corp.	745	18
Old National Bancorp	28,039	494
Old Second Bancorp, Inc.	2,613	32

NORTHERN FUNDS QUARTERLY REPORT     21    EQUITY FUNDS

Schedule of Investments
SMALL CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.0%continued
Banks – 8.1%continued
Pacific Premier Bancorp, Inc.	20,275	$857
Park National Corp.	3,044	357
Peapack-Gladstone Financial Corp.	4,259	132
Penns Woods Bancorp, Inc.	150	4
Peoples Bancorp, Inc.	1,699	50
Peoples Financial Corp.	236	4
Peoples Financial Services Corp.	413	18
Preferred Bank	3,911	247
Premier Financial Bancorp, Inc.	8,223	139
Primis Financial Corp.	669	10
QCR Holdings, Inc.	1,623	78
Renasant Corp.	12,295	492
Republic Bancorp, Inc., Class A	4,135	191
Republic First Bancorp, Inc.*	3,187	13
Sandy Spring Bancorp, Inc.	5,278	233
Seacoast Banking Corp. of Florida	10,821	370
ServisFirst Bancshares, Inc.	13,098	890
Shore Bancshares, Inc.	691	12
Sierra Bancorp	810	21
Silvergate Capital Corp., Class A*	3,315	376
Simmons First National Corp., Class A	14,678	431
South State Corp.	12,483	1,021
Southern BancShares NC, Inc.	5	26
Southern First Bancshares, Inc.*	4,590	235
Southside Bancshares, Inc.	5,055	193
Spirit of Texas Bancshares, Inc.	4,719	108
Stock Yards Bancorp, Inc.	6,372	324
Texas Capital Bancshares, Inc.*	7,142	453
Tompkins Financial Corp.	3,473	269
Towne Bank	10,289	313
TriCo Bancshares	5,072	216
Triumph Bancorp, Inc.*	6,479	481
Trustmark Corp.	12,934	398
UMB Financial Corp.	8,869	825
Umpqua Holdings Corp.	32,483	599
Union Bankshares, Inc.	5,790	210
United Bancorp, Inc.	498	7
United Bankshares, Inc.	19,045	695
United Community Banks, Inc.	15,328	491
Univest Financial Corp.	5,330	141
Valley National Bancorp	58,734	789
Veritex Holdings, Inc.	8,287	293
Virginia National Bankshares Corp.	105	4
Washington Trust Bancorp, Inc.	3,261	167
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.0%continued
Banks – 8.1%continued
WesBanco, Inc.	15,264	$544
West BanCorp, Inc.	2,798	78
Westamerica BanCorp	6,194	359
		44,975
Beverages – 0.3%
Celsius Holdings, Inc.*	6,497	494
Coca-Cola Consolidated, Inc.	1,593	641
MGP Ingredients, Inc.	3,455	234
National Beverage Corp.	6,954	328
		1,697
Biotechnology – 7.6%
89bio, Inc.*	7,277	136
Abeona Therapeutics, Inc.*	1,200	2
ACADIA Pharmaceuticals, Inc.*	20,020	488
Adamas Pharmaceuticals, Inc.*	7,545	40
ADMA Biologics, Inc.*	22,321	36
Adverum Biotechnologies, Inc.*	12,333	43
Akebia Therapeutics, Inc.*	24,361	92
Akero Therapeutics, Inc.*	4,153	103
Albireo Pharma, Inc.*	7,574	266
Alector, Inc.*	6,697	139
Alkermes PLC*	26,782	657
Allogene Therapeutics, Inc.*	11,402	297
Altimmune, Inc.*	13,346	131
Amicus Therapeutics, Inc.*	63,001	607
AnaptysBio, Inc.*	11,208	291
Anavex Life Sciences Corp.*	11,604	265
Anika Therapeutics, Inc.*	5,546	240
Anixa Biosciences, Inc.*	3,567	14
Annexon, Inc.*	6,099	137
Applied Molecular Transport, Inc.*	6,595	302
Applied Therapeutics, Inc.*	1,808	38
Aprea Therapeutics, Inc.*	3,708	18
Aptevo Therapeutics, Inc.*	5,531	124
Arcturus Therapeutics Holdings, Inc.*	8,851	300
Arcus Biosciences, Inc.*	10,399	286
Arcutis Biotherapeutics, Inc.*	4,906	134
Ardelyx, Inc.*	9,301	70
Arrowhead Pharmaceuticals, Inc.*	19,068	1,579
Assembly Biosciences, Inc.*	9,820	38
Atara Biotherapeutics, Inc.*	11,811	184
Atreca, Inc., Class A*	4,377	37
Avrobio, Inc.*	4,449	40

EQUITY FUNDS    22    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.0%continued
Biotechnology – 7.6%continued
Beyondspring, Inc.*	4,837	$50
BioCryst Pharmaceuticals, Inc.*	8,762	139
Bioxcel Therapeutics, Inc.*	7,716	224
Bluebird Bio, Inc.*	11,269	360
Blueprint Medicines Corp.*	11,422	1,005
Calithera Biosciences, Inc.*	2,212	5
Calyxt, Inc.*	20,612	83
Capricor Therapeutics, Inc.*	23,578	121
CareDx, Inc.*	10,840	992
CASI Pharmaceuticals, Inc.*	37,663	58
Catabasis Pharmaceuticals, Inc.*	15,112	32
Catalyst Biosciences, Inc.*	17,459	76
Catalyst Pharmaceuticals, Inc.*	34,533	199
Celcuity, Inc.*	9,194	221
Celldex Therapeutics, Inc.*	5,217	174
Centogene N.V.*	5,190	54
ChemoCentryx, Inc.*	7,137	96
Clovis Oncology, Inc.*	500	3
Coherus Biosciences, Inc.*	11,714	162
Concert Pharmaceuticals, Inc.*	20,813	88
Constellation Pharmaceuticals, Inc.*	4,110	139
Cortexyme, Inc.*	3,049	162
Crinetics Pharmaceuticals, Inc.*	4,837	91
Cue Biopharma, Inc.*	4,153	48
Curis, Inc.*	11,480	93
Cytokinetics, Inc.*	12,074	239
Deciphera Pharmaceuticals, Inc.*	2,502	92
Denali Therapeutics, Inc.*	16,692	1,309
DermTech, Inc.*	7,118	296
DiaMedica Therapeutics, Inc.*	21,056	94
Dicerna Pharmaceuticals, Inc.*	16,737	625
Dyadic International, Inc.*	16,460	59
Dynavax Technologies Corp.*	19,064	188
Eagle Pharmaceuticals, Inc.*	2,149	92
Eiger BioPharmaceuticals, Inc.*	20,040	171
Emergent BioSolutions, Inc.*	10,525	663
Enanta Pharmaceuticals, Inc.*	5,556	245
Esperion Therapeutics, Inc.*	11,646	246
Essa Pharma, Inc.*	4,375	125
Evelo Biosciences, Inc.*	9,413	129
Fate Therapeutics, Inc.*	13,974	1,213
Flexion Therapeutics, Inc.*	9,753	80
Frequency Therapeutics, Inc.*	4,098	41
G1 Therapeutics, Inc.*	11,767	258
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.0%continued
Biotechnology – 7.6%continued
Galmed Pharmaceuticals Ltd.*	209	$1
Geron Corp.*	7,700	11
GlycoMimetics, Inc.*	7,284	17
Gossamer Bio, Inc.*	8,008	65
Halozyme Therapeutics, Inc.*	23,574	1,070
Harpoon Therapeutics, Inc.*	5,932	82
Homology Medicines, Inc.*	10,336	75
Ideaya Biosciences, Inc.*	5,366	113
IGM Biosciences, Inc.*	6,012	500
ImmuCell Corp.*	2,514	24
Immunic, Inc.*	7,815	96
ImmunoGen, Inc.*	15,743	104
Insmed, Inc.*	17,236	491
Intellia Therapeutics, Inc.*	11,883	1,924
Invitae Corp.*	39,439	1,330
Ironwood Pharmaceuticals, Inc.*	43,281	557
Kadmon Holdings, Inc.*	29,851	116
KalVista Pharmaceuticals, Inc.*	18,655	447
Karyopharm Therapeutics, Inc.*	12,037	124
Keros Therapeutics, Inc.*	2,652	113
Kindred Biosciences, Inc.*	8,526	78
Krystal Biotech, Inc.*	3,094	210
Kura Oncology, Inc.*	17,730	370
La Jolla Pharmaceutical Co.*	1,889	8
Lexicon Pharmaceuticals, Inc.*	3,347	15
Ligand Pharmaceuticals, Inc.*	4,590	602
MacroGenics, Inc.*	10,996	295
Magenta Therapeutics, Inc.*	10,083	99
MediciNova, Inc.*	27,967	119
MeiraGTx Holdings PLC*	13,802	214
Merrimack Pharmaceuticals, Inc.*	261	2
Merus N.V.*	12,616	266
MiMedx Group, Inc.*	16,968	212
Minerva Neurosciences, Inc.*	2,542	6
Mirati Therapeutics, Inc.*	258	42
Mirum Pharmaceuticals, Inc.*	13,541	234
Molecular Templates, Inc.*	13,891	109
Monopar Therapeutics, Inc.*	13,197	78
Morphic Holding, Inc.*	4,949	284
Myriad Genetics, Inc.*	20,081	614
Natera, Inc.*	4,209	478
Neoleukin Therapeutics, Inc.*	8,304	77
NeuroBo Pharmaceuticals, Inc.*	7,267	24
Nkarta, Inc.*	6,299	200

NORTHERN FUNDS QUARTERLY REPORT     23    EQUITY FUNDS

Schedule of Investments
SMALL CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.0%continued
Biotechnology – 7.6%continued
Nurix Therapeutics, Inc.*	4,375	$116
Olema Pharmaceuticals, Inc.*	4,906	137
OPKO Health, Inc.*	94,237	382
Organogenesis Holdings, Inc.*	8,883	148
ORIC Pharmaceuticals, Inc.*	6,894	122
Oyster Point Pharma, Inc.*	3,410	59
PDL BioPharma, Inc.*	24,608	61
Precision BioSciences, Inc.*	11,667	146
ProQR Therapeutics N.V.*	154	1
Protagonist Therapeutics, Inc.*	5,830	262
Protara Therapeutics, Inc.*	2,076	20
Prothena Corp. PLC*	9,209	473
Radius Health, Inc.*	8,494	155
RAPT Therapeutics, Inc.*	5,042	160
Repare Therapeutics, Inc.*	3,977	124
Replimune Group, Inc.*	8,500	327
Rezolute, Inc.*	11,535	165
Rhythm Pharmaceuticals, Inc.*	9,262	181
Rocket Pharmaceuticals, Inc.*	621	28
Sage Therapeutics, Inc.*	11,972	680
Sangamo Therapeutics, Inc.*	23,430	280
Savara, Inc.*	3,800	6
Scholar Rock Holding Corp.*	5,932	171
Shattuck Labs, Inc.*	4,508	131
Sierra Oncology, Inc.*	14,288	279
Sinovac Biotech Ltd.(1) *	1,587	—
Solid Biosciences, Inc.*	61	—
Sorrento Therapeutics, Inc.*	28,830	279
Spectrum Pharmaceuticals, Inc.*	16,231	61
Spero Therapeutics, Inc.*	6,662	93
SpringWorks Therapeutics, Inc.*	8,616	710
Syndax Pharmaceuticals, Inc.*	12,635	217
TCR2 Therapeutics, Inc.*	14,692	241
TG Therapeutics, Inc.*	10,316	400
Translate Bio, Inc.*	6,762	186
Travere Therapeutics, Inc.*	13,786	201
Trillium Therapeutics, Inc.*	19,895	193
Turning Point Therapeutics, Inc.*	9,970	778
Twist Bioscience Corp.*	7,874	1,049
Ultragenyx Pharmaceutical, Inc.*	12,472	1,189
UroGen Pharma Ltd.*	7,653	117
Vanda Pharmaceuticals, Inc.*	10,706	230
Vaxcyte, Inc.*	5,701	128
Vericel Corp.*	8,414	442
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.0%continued
Biotechnology – 7.6%continued
Viking Therapeutics, Inc.*	2,902	$17
Viridian Therapeutics, Inc.*	8,353	153
Voyager Therapeutics, Inc.*	10,460	43
Windtree Therapeutics, Inc.*	14,087	32
X4 Pharmaceuticals, Inc.*	11,418	74
XBiotech, Inc.*	6,970	115
Xenon Pharmaceuticals, Inc.*	8,453	157
XOMA Corp.*	8,660	294
ZIOPHARM Oncology, Inc.*	35,332	93
Zymeworks, Inc.*	7,795	270
		42,246
Building Products – 1.2%
AAON, Inc.	8,514	533
American Woodmark Corp.*	2,921	239
Apogee Enterprises, Inc.	6,986	284
Caesarstone Ltd.	6,170	91
Cornerstone Building Brands, Inc.*	262	5
CSW Industrials, Inc.	2,694	319
Gibraltar Industries, Inc.*	7,085	541
Griffon Corp.	10,835	278
Insteel Industries, Inc.	6,120	197
JELD-WEN Holding, Inc.*	13,490	354
Masonite International Corp.*	5,388	602
PGT Innovations, Inc.*	13,897	323
Quanex Building Products Corp.	6,083	151
Resideo Technologies, Inc.*	24,925	748
Simpson Manufacturing Co., Inc.	8,935	987
UFP Industries, Inc.	12,705	944
		6,596
Capital Markets – 1.8%
Apollo Investment Corp.	12,526	171
Artisan Partners Asset Management, Inc., Class A	8,711	443
Associated Capital Group, Inc., Class A	2,828	110
B. Riley Financial, Inc.	1,727	130
BGC Partners, Inc., Class A	52,979	300
Blucora, Inc.*	9,414	163
Cohen & Steers, Inc.	5,578	458
Cowen, Inc., Class A	291	12
Diamond Hill Investment Group, Inc.	948	159
Donnelley Financial Solutions, Inc.*	1	—
Evercore, Inc., Class A	6,870	967
Federated Hermes, Inc.	17,133	581
Freedom Holding Corp.*	5,339	348

EQUITY FUNDS    24    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.0%continued
Capital Markets – 1.8%continued
FS K.K.R Capital Corp.	20,488	$441
GAMCO Investors, Inc., Class A	5,069	127
Hamilton Lane, Inc., Class A	5,432	495
Hercules Capital, Inc.	22,011	376
Houlihan Lokey, Inc.	8,060	659
Main Street Capital Corp.	10,963	450
Moelis & Co., Class A	11,731	667
Piper Sandler Cos.	4,017	520
PJT Partners, Inc., Class A	4,546	325
Prospect Capital Corp.	51,627	433
Pzena Investment Management, Inc., Class A	4,621	51
Safeguard Scientifics, Inc.*	826	6
Saratoga Investment Corp.	4,223	113
Siebert Financial Corp.*	919	4
Sixth Street Specialty Lending, Inc.	10,111	224
StoneCastle Financial Corp.	3,639	80
StoneX Group, Inc.*	4,261	259
Victory Capital Holdings, Inc., Class A	12,435	402
Virtus Investment Partners, Inc.	1,187	330
Westwood Holdings Group, Inc.	496	11
WisdomTree Investments, Inc.	4,036	25
		9,840
Chemicals – 2.1%
Advanced Emissions Solutions, Inc.*	838	6
American Vanguard Corp.	4,002	70
Amyris, Inc.*	12,266	201
Avient Corp.	16,042	789
Balchem Corp.	6,581	864
Cabot Corp.	11,634	662
Chase Corp.	2,575	264
Element Solutions, Inc.	33,466	782
Ferro Corp.*	12,102	261
FutureFuel Corp.	7,054	68
GCP Applied Technologies, Inc.*	9,787	228
H.B. Fuller Co.	13,178	838
Hawkins, Inc.	8,250	270
Ingevity Corp.*	8,478	690
Innospec, Inc.	4,935	447
Koppers Holdings, Inc.*	8,542	276
Kraton Corp.*	4,954	160
Kronos Worldwide, Inc.	700	10
Livent Corp.*	29,213	566
LSB Industries, Inc.*	19	—
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.0%continued
Chemicals – 2.1%continued
Minerals Technologies, Inc.	7,839	$617
Orion Engineered Carbons S.A.*	8,740	166
Quaker Chemical Corp.	3,960	939
Sensient Technologies Corp.	9,158	793
Stepan Co.	4,987	600
Tredegar Corp.	6,521	90
Trinseo S.A.	10,424	624
Tronox Holdings PLC, Class A	6,756	151
		11,432
Commercial Services & Supplies – 1.8%
ABM Industries, Inc.	12,892	572
ACCO Brands Corp.	20,762	179
Brady Corp., Class A	10,478	587
Brink's (The) Co.	9,921	762
Casella Waste Systems, Inc., Class A*	8,947	568
CECO Environmental Corp.*	206	1
Cimpress PLC*	5,283	573
CompX International, Inc.	1	—
CoreCivic, Inc.*	22,505	236
Covanta Holding Corp.	22,807	402
Deluxe Corp.	7,361	352
Ennis, Inc.	4,775	103
Healthcare Services Group, Inc.	15,610	493
Heritage-Crystal Clean, Inc.*	508	15
Herman Miller, Inc.	14,133	666
HNI Corp.	8,343	367
Interface, Inc.	9,636	147
KAR Auction Services, Inc.*	26,692	468
Kimball International, Inc., Class B	3,682	48
Knoll, Inc.	7,531	196
Matthews International Corp., Class A	5,352	192
NL Industries, Inc.	100	1
Pitney Bowes, Inc.	29,108	255
Quad/Graphics, Inc.*	254	1
R.R. Donnelley & Sons Co.*	1	—
SP Plus Corp.*	4,529	139
Steelcase, Inc., Class A	17,115	259
Team, Inc.*	483	3
Tetra Tech, Inc.	11,596	1,415
UniFirst Corp.	3,033	712
Viad Corp.*	4,561	227
Virco Mfg. Corp.*	1,676	6
VSE Corp.	4,716	233
		10,178

NORTHERN FUNDS QUARTERLY REPORT     25    EQUITY FUNDS

Schedule of Investments
SMALL CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.0%continued
Communications Equipment – 1.0%
ADTRAN, Inc.	9,824	$203
Applied Optoelectronics, Inc.*	5,804	49
AudioCodes Ltd.	5,523	183
Aviat Networks, Inc.*	2,996	98
BK Technologies Corp.	1,835	6
CalAmp Corp.*	2,461	31
Calix, Inc.*	6,758	321
Clearfield, Inc.*	4,684	175
CommScope Holding Co., Inc.*	37,663	803
Comtech Telecommunications Corp.	7,170	173
Digi International, Inc.*	9,001	181
EMCORE Corp.*	12,695	117
Extreme Networks, Inc.*	13,970	156
Harmonic, Inc.*	13,082	111
Infinera Corp.*	17,187	175
Inseego Corp.*	3,235	33
Ituran Location and Control Ltd.	4,071	111
KVH Industries, Inc.*	6,178	76
NETGEAR, Inc.*	5,981	229
NetScout Systems, Inc.*	14,721	420
PCTEL, Inc.*	14,020	92
Plantronics, Inc.*	6,954	290
Radware Ltd.*	7,520	232
Silicom Ltd.*	5,262	232
UTStarcom Holdings Corp.*	1	—
ViaSat, Inc.*	9,828	490
Viavi Solutions, Inc.*	40,274	711
		5,698
Construction & Engineering – 1.2%
API Group Corp.(2) *	31,157	651
Arcosa, Inc.	10,230	601
Argan, Inc.	4,104	196
Comfort Systems U.S.A., Inc.	10,092	795
Dycom Industries, Inc.*	5,758	429
EMCOR Group, Inc.	10,544	1,299
Fluor Corp.*	25,024	443
Granite Construction, Inc.	11,015	457
Great Lakes Dredge & Dock Corp.*	4,135	60
IES Holdings, Inc.*	1,476	76
Matrix Service Co.*	3,570	38
MYR Group, Inc.*	3,319	302
Northwest Pipe Co.*	5,235	148
NV5 Global, Inc.*	2,756	260
Primoris Services Corp.	7,161	211
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.0%continued
Construction & Engineering – 1.2%continued
Sterling Construction Co., Inc.*	7,763	$187
Tutor Perini Corp.*	2,067	29
WillScot Mobile Mini Holdings Corp.*	27,112	756
		6,938
Construction Materials – 0.2%
Summit Materials, Inc., Class A*	26,977	940
U.S. Concrete, Inc.*	3,194	236
United States Lime & Minerals, Inc.	1,409	196
		1,372
Consumer Finance – 0.8%
Curo Group Holdings Corp.	193	3
Encore Capital Group, Inc.*	7,077	335
Enova International, Inc.*	5,073	174
EZCORP, Inc., Class A*	2,900	17
FirstCash, Inc.	8,309	635
Green Dot Corp., Class A*	11,622	545
LendingClub Corp.*	9,389	170
Navient Corp.	34,846	674
Nelnet, Inc., Class A	7,037	529
PRA Group, Inc.*	10,543	406
PROG Holdings, Inc.	14,922	718
Regional Management Corp.	300	14
World Acceptance Corp.*	1,716	275
		4,495
Containers & Packaging – 0.3%
Greif, Inc., Class A	5,079	308
Myers Industries, Inc.	3,648	77
O-I Glass, Inc.*	23,511	384
Silgan Holdings, Inc.	11,649	483
UFP Technologies, Inc.*	3,815	219
		1,471
Distributors – 0.1%
Core-Mark Holding Co., Inc.	9,851	444
Weyco Group, Inc.	3,226	72
		516
Diversified Consumer Services – 0.8%
2U, Inc.*	11,932	497
Adtalem Global Education, Inc.*	13,235	472
Afya Ltd., Class A*	17,646	455
American Public Education, Inc.*	5,334	151
Graham Holdings Co., Class B	960	609
Grand Canyon Education, Inc.*	7,690	692

EQUITY FUNDS    26    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.0%continued
Diversified Consumer Services – 0.8%continued
Houghton Mifflin Harcourt Co.*	20,066	$221
Laureate Education, Inc., Class A*	20,753	301
Perdoceo Education Corp.*	9,982	122
Regis Corp.*	9,036	85
Strategic Education, Inc.	4,401	335
Stride, Inc.*	6,608	212
WW International, Inc.*	7,993	289
Zovio, Inc.*	16	—
		4,441
Diversified Financial Services – 0.1%
A-Mark Precious Metals, Inc.	5,101	237
Banco Latinoamericano de Comercio Exterior S.A., Class E	7,766	119
California First Leasing Corp.	1,558	29
Cannae Holdings, Inc.*	13,391	454
		839
Diversified Telecommunication Services – 0.6%
Anterix, Inc.*	5,005	300
ATN International, Inc.	2,889	131
Bandwidth, Inc., Class A*	3,251	448
Cincinnati Bell, Inc.*	7,518	116
Cogent Communications Holdings, Inc.	7,953	612
Consolidated Communications Holdings, Inc.*	12,083	106
IDT Corp., Class B*	5,201	192
Iridium Communications, Inc.*	21,876	875
Liberty Latin America Ltd., Class C*	16,292	230
LICT Corp.*	6	141
		3,151
Electric Utilities – 0.7%
ALLETE, Inc.	12,644	885
MGE Energy, Inc.	8,837	658
Otter Tail Corp.	10,738	524
PNM Resources, Inc.	15,192	741
Portland General Electric Co.	19,584	902
		3,710
Electrical Equipment – 0.7%
Allied Motion Technologies, Inc.	4,380	151
Atkore, Inc.*	9,262	658
AZZ, Inc.	4,963	257
Encore Wire Corp.	4,096	310
EnerSys	8,340	815
GrafTech International Ltd.	29,433	342
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.0%continued
Electrical Equipment – 0.7%continued
Powell Industries, Inc.	4,638	$144
Preformed Line Products Co.	1,994	148
Thermon Group Holdings, Inc.*	3,319	57
TPI Composites, Inc.*	6,099	295
Ultralife Corp.*	846	7
Vicor Corp.*	6,126	648
		3,832
Electronic Equipment, Instruments & Components – 2.5%
Advanced Energy Industries, Inc.	6,971	786
Arlo Technologies, Inc.*	3,150	21
Avnet, Inc.	15,777	632
Badger Meter, Inc.	5,704	560
Bel Fuse, Inc., Class B	2,854	41
Belden, Inc.	7,441	376
Benchmark Electronics, Inc.	9,244	263
CTS Corp.	5,143	191
Daktronics, Inc.*	2,559	17
ePlus, Inc.*	5,144	446
Fabrinet*	8,222	788
FARO Technologies, Inc.*	3,753	292
Frequency Electronics, Inc.*	6,758	66
Hollysys Automation Technologies Ltd.	9,246	138
II-VI, Inc.*	16,595	1,205
Insight Enterprises, Inc.*	9,112	911
Itron, Inc.*	8,857	886
Kimball Electronics, Inc.*	5,368	117
Knowles Corp.*	14,968	295
Methode Electronics, Inc.	7,243	356
nLight, Inc.*	11,607	421
Novanta, Inc.*	7,154	964
OSI Systems, Inc.*	5,442	553
PAR Technology Corp.*	3,629	254
PC Connection, Inc.	6,667	309
Plexus Corp.*	6,246	571
Rogers Corp.*	3,630	729
Sanmina Corp.*	13,470	525
ScanSource, Inc.*	4,800	135
TTM Technologies, Inc.*	12,856	184
Vishay Intertechnology, Inc.	21,667	489
Vishay Precision Group, Inc.*	6,945	236
Wayside Technology Group, Inc.	5,770	144
		13,901

NORTHERN FUNDS QUARTERLY REPORT     27    EQUITY FUNDS

Schedule of Investments
SMALL CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.0%continued
Energy Equipment & Services – 1.0%
Bristow Group, Inc.*	2,268	$58
Cactus, Inc., Class A	11,256	413
ChampionX Corp.*	33,160	851
Dawson Geophysical Co.*	16,436	43
DMC Global, Inc.*	2,206	124
Dril-Quip, Inc.*	6,539	221
ENGlobal Corp.*	6,201	19
Exterran Corp.*	8,734	42
Geospace Technologies Corp.*	9,097	74
Gulf Island Fabrication, Inc.*	5,334	24
Helix Energy Solutions Group, Inc.*	38,160	218
Helmerich & Payne, Inc.	18,091	590
MIND Technology, Inc.*	3,700	7
Nabors Industries Ltd.*	1,858	212
Natural Gas Services Group, Inc.*	6,526	67
NexTier Oilfield Solutions, Inc.*	21,313	101
Oceaneering International, Inc.*	17,607	274
Patterson-UTI Energy, Inc.	41,605	414
ProPetro Holding Corp.*	5,315	49
RPC, Inc.*	7,973	40
Solaris Oilfield Infrastructure, Inc., Class A	7,129	69
TechnipFMC PLC*	74,113	671
TETRA Technologies, Inc.*	12,106	53
Tidewater, Inc.*	9,460	114
Transocean Ltd.*	100,322	453
U.S. Silica Holdings, Inc.*	9,033	104
		5,305
Entertainment – 0.3%
IMAX Corp.*	6,960	150
Liberty Media Corp.-Liberty Braves, Class C*	20,339	565
Lions Gate Entertainment Corp., Class A*	13,669	283
LiveXLive Media, Inc.*	5,784	27
Madison Square Garden Entertainment Corp.*	3,572	300
Marcus (The) Corp.*	2,354	50
Reading International, Inc., Class A*	4,251	29
Sciplay Corp., Class A*	23,578	400
		1,804
Equity Real Estate Investment Trusts – 6.0%
Acadia Realty Trust	16,922	372
Agree Realty Corp.	10,445	736
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.0%continued
Equity Real Estate Investment Trusts – 6.0%continued
Alexander & Baldwin, Inc.	12,703	$233
Alexander's, Inc.	675	181
American Assets Trust, Inc.	8,841	330
American Finance Trust, Inc.	19,848	168
Apple Hospitality REIT, Inc.	41,368	631
Armada Hoffler Properties, Inc.	5,384	72
Bluerock Residential Growth REIT, Inc.	9,023	92
Braemar Hotels & Resorts, Inc.*	4,823	30
Brandywine Realty Trust	32,903	451
Broadstone Net Lease, Inc.	23,865	559
Brookfield Property REIT, Inc., Class A	15,732	297
BRT Apartments Corp.	3,060	53
CareTrust REIT, Inc.	18,591	432
CatchMark Timber Trust, Inc., Class A	14,836	174
Cedar Realty Trust, Inc.	8,497	143
Centerspace	2,005	158
Chatham Lodging Trust*	6,946	89
CIM Commercial Trust Corp.	934	8
City Office REIT, Inc.	14,297	178
Columbia Property Trust, Inc.	21,940	382
Community Healthcare Trust, Inc.	4,448	211
CorEnergy Infrastructure Trust, Inc.	1,462	10
CorePoint Lodging, Inc.*	12,266	131
Corporate Office Properties Trust	18,959	531
CTO Realty Growth, Inc.	3,955	212
DiamondRock Hospitality Co.*	43,889	426
DigitalBridge Group, Inc.*	88,195	697
Diversified Healthcare Trust	37,810	158
Easterly Government Properties, Inc.	13,897	293
EastGroup Properties, Inc.	7,544	1,241
Empire State Realty Trust, Inc., Class A	25,370	304
EPR Properties*	12,463	657
Equity Commonwealth	19,755	518
Essential Properties Realty Trust, Inc.	16,583	448
Four Corners Property Trust, Inc.	15,463	427
Franklin Street Properties Corp.	16,025	84
GEO Group (The), Inc.	25,908	184
Getty Realty Corp.	7,316	228
Gladstone Commercial Corp.	7,214	163
Gladstone Land Corp.	15,568	375
Global Medical REIT, Inc.	9,766	144
Global Net Lease, Inc.	19,328	358
Healthcare Realty Trust, Inc.	28,169	851
Hersha Hospitality Trust*	8,591	92

EQUITY FUNDS    28    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.0%continued
Equity Real Estate Investment Trusts – 6.0%continued
Hudson Pacific Properties, Inc.	24,793	$690
Independence Realty Trust, Inc.	17,068	311
Indus Realty Trust, Inc.	3,615	237
Industrial Logistics Properties Trust	11,002	288
Innovative Industrial Properties, Inc.	3,331	636
iStar, Inc.	18,471	383
JBG SMITH Properties	20,948	660
Kite Realty Group Trust	15,911	350
Lexington Realty Trust	44,784	535
LTC Properties, Inc.	8,246	317
Macerich (The) Co.	27,878	509
Mack-Cali Realty Corp.	14,792	254
Monmouth Real Estate Investment Corp.	19,393	363
National Health Investors, Inc.	8,281	555
National Storage Affiliates Trust	11,121	562
New Senior Investment Group, Inc.	15,581	137
NexPoint Residential Trust, Inc.	3,894	214
One Liberty Properties, Inc.	6,319	179
Outfront Media, Inc.*	28,323	681
Pebblebrook Hotel Trust	25,326	596
Pennsylvania Real Estate Investment Trust*	371	1
Physicians Realty Trust	37,247	688
Piedmont Office Realty Trust, Inc., Class A	23,603	436
Plymouth Industrial REIT, Inc.	5,859	117
PotlatchDeltic Corp.	12,820	681
Preferred Apartment Communities, Inc., Class A	600	6
PS Business Parks, Inc.	4,010	594
Retail Opportunity Investments Corp.	21,774	384
Retail Properties of America, Inc., Class A	35,089	402
Retail Value, Inc.	3,173	69
RLJ Lodging Trust	34,226	521
RPT Realty	16,207	210
Sabra Health Care REIT, Inc.	40,271	733
Saul Centers, Inc.	2,379	108
Service Properties Trust	32,177	405
SITE Centers Corp.	22,978	346
Sotherly Hotels, Inc.*	2,334	7
STAG Industrial, Inc.	27,858	1,043
Summit Hotel Properties, Inc.*	13,482	126
Sunstone Hotel Investors, Inc.*	44,683	555
Tanger Factory Outlet Centers, Inc.	15,238	287
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.0%continued
Equity Real Estate Investment Trusts – 6.0%continued
Terreno Realty Corp.	13,566	$875
UMH Properties, Inc.	8,454	184
Urban Edge Properties	21,578	412
Urstadt Biddle Properties, Inc., Class A	8,986	174
Washington Real Estate Investment Trust	14,745	339
Weingarten Realty Investors	23,874	766
Whitestone REIT	10,730	88
		33,526
Food & Staples Retailing – 0.9%
Andersons (The), Inc.	4,166	127
BJ's Wholesale Club Holdings, Inc.*	20,270	964
Chefs' Warehouse (The), Inc.*	1,575	50
Grocery Outlet Holding Corp.*	14,584	505
Ingles Markets, Inc., Class A	5,769	336
Performance Food Group Co.*	24,310	1,179
PriceSmart, Inc.	4,320	393
Rite Aid Corp.*	8,565	140
SpartanNash Co.	7,251	140
Sprouts Farmers Market, Inc.*	25,358	630
United Natural Foods, Inc.*	7,327	271
Village Super Market, Inc., Class A	1,471	35
Weis Markets, Inc.	4,874	252
		5,022
Food Products – 1.2%
Adecoagro S.A.*	1,368	14
Alico, Inc.	6,440	229
B&G Foods, Inc.	13,863	455
Bridgford Foods Corp.*	3,905	51
Calavo Growers, Inc.	2,990	190
Cal-Maine Foods, Inc.	7,729	280
Farmer Bros. Co.*	6,412	81
Fresh Del Monte Produce, Inc.	4,310	142
Hain Celestial Group (The), Inc.*	14,054	564
Hostess Brands, Inc.*	25,018	405
J&J Snack Foods Corp.	3,505	611
John B. Sanfilippo & Son, Inc.	1,422	126
Lancaster Colony Corp.	4,081	790
Landec Corp.*	3,059	34
Sanderson Farms, Inc.	4,624	869
Seaboard Corp.	133	515
Seneca Foods Corp., Class A*	3,840	196
Simply Good Foods (The) Co.*	17,069	623

NORTHERN FUNDS QUARTERLY REPORT     29    EQUITY FUNDS

Schedule of Investments
SMALL CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.0%continued
Food Products – 1.2%continued
Tootsie Roll Industries, Inc.	10,913	$370
TreeHouse Foods, Inc.*	8,618	384
		6,929
Gas Utilities – 0.9%
Chesapeake Utilities Corp.	4,470	538
New Jersey Resources Corp.	20,889	827
Northwest Natural Holding Co.	8,011	421
ONE Gas, Inc.	12,021	891
RGC Resources, Inc.	921	23
South Jersey Industries, Inc.	20,594	534
Southwest Gas Holdings, Inc.	12,123	802
Spire, Inc.	11,838	855
		4,891
Health Care Equipment & Supplies – 3.9%
Accelerate Diagnostics, Inc.*	10,517	85
Accuray, Inc.*	1,300	6
Alphatec Holdings, Inc.*	18,668	286
AngioDynamics, Inc.*	11,304	307
Apollo Endosurgery, Inc.*	48,090	389
Apyx Medical Corp.*	4,253	44
AtriCure, Inc.*	10,508	834
Atrion Corp.	263	163
Avanos Medical, Inc.*	12,640	460
Axogen, Inc.*	6,232	135
Axonics, Inc.*	8,126	515
Bellerophon Therapeutics, Inc.*	7,859	38
Beyond Air, Inc.*	14,828	96
BioLife Solutions, Inc.*	10,867	484
BioSig Technologies, Inc.*	9,491	37
Cardiovascular Systems, Inc.*	12,577	536
Cerus Corp.*	49,955	295
Chembio Diagnostics, Inc.*	13,839	41
CONMED Corp.	6,040	830
CryoLife, Inc.*	9,324	265
CryoPort, Inc.*	5,949	375
Cutera, Inc.*	7,818	383
Daxor Corp.*	37	—
Electromed, Inc.*	5,043	57
Establishment Labs Holdings, Inc.*	5,022	439
FONAR Corp.*	9,642	170
Heska Corp.*	4,138	951
Inmode Ltd.*	6,673	632
Inogen, Inc.*	2,735	178
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.0%continued
Health Care Equipment & Supplies – 3.9%continued
Integer Holdings Corp.*	8,177	$770
Intersect ENT, Inc.*	11,872	203
IntriCon Corp.*	13,185	296
Invacare Corp.*	14,461	117
iRadimed Corp.*	7,647	225
Kewaunee Scientific Corp.*	2,502	36
Lantheus Holdings, Inc.*	13,187	364
LeMaitre Vascular, Inc.	10,133	618
LENSAR, Inc.*	1,867	16
LivaNova PLC*	10,096	849
Meridian Bioscience, Inc.*	14,023	311
Merit Medical Systems, Inc.*	13,220	855
Mesa Laboratories, Inc.	817	222
Misonix, Inc.*	7,912	175
Natus Medical, Inc.*	6,973	181
Neogen Corp.*	20,612	949
NuVasive, Inc.*	9,445	640
OraSure Technologies, Inc.*	18,029	183
Orthofix Medical, Inc.*	6,523	262
OrthoPediatrics Corp.*	3,161	200
Pro-Dex, Inc.*	5,339	163
Pulse Biosciences, Inc.*	17,697	290
Retractable Technologies, Inc.*	17,052	197
Rockwell Medical, Inc.*	5,100	5
SeaSpine Holdings Corp.*	17,104	351
Semler Scientific, Inc.*	3,949	441
SI-BONE, Inc.*	6,604	208
Sientra, Inc.*	113	1
SmileDirectClub, Inc.*	21,260	185
Soliton, Inc.*	13,616	306
STAAR Surgical Co.*	8,673	1,323
STERIS PLC	1,966	406
Surgalign Holdings, Inc.*	4,038	6
Surmodics, Inc.*	5,429	294
Tactile Systems Technology, Inc.*	1,991	104
TransMedics Group, Inc.*	9,992	332
Utah Medical Products, Inc.	3,298	280
Vapotherm, Inc.*	3,263	77
Varex Imaging Corp.*	6,055	162
Zynex, Inc.*	8,968	139
		21,773
Health Care Providers & Services – 3.6%
1Life Healthcare, Inc.*	19,490	644
Acadia Healthcare Co., Inc.*	14,810	929

EQUITY FUNDS    30    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.0%continued
Health Care Providers & Services – 3.6%continued
Addus HomeCare Corp.*	4,020	$351
AMN Healthcare Services, Inc.*	10,115	981
Apollo Medical Holdings, Inc.*	9,758	613
Brookdale Senior Living, Inc.*	40,343	319
Capital Senior Living Corp.*	35	2
Castle Biosciences, Inc.*	2,669	196
Community Health Systems, Inc.*	20,815	321
CorVel Corp.*	5,123	688
Covetrus, Inc.*	21,408	578
Cross Country Healthcare, Inc.*	15,819	261
Cryo-Cell International, Inc.*	750	7
Ensign Group (The), Inc.	12,711	1,102
Enzo Biochem, Inc.*	7,284	23
Five Star Senior Living, Inc.*	3,314	19
Fulgent Genetics, Inc.*	6,228	574
Global Cord Blood Corp.*	6,346	34
Hanger, Inc.*	6,922	175
HealthEquity, Inc.*	12,814	1,031
Joint (The) Corp.*	3,837	322
LHC Group, Inc.*	5,763	1,154
Magellan Health, Inc.*	6,644	626
ModivCare, Inc.*	3,434	584
National HealthCare Corp.	4,345	304
National Research Corp.	3,538	162
Ontrak, Inc.*	6,150	200
Option Care Health, Inc.*	99	2
Owens & Minor, Inc.	10,071	426
Patterson Cos., Inc.	23,245	706
Pennant Group (The), Inc.*	5,367	220
PetIQ, Inc.*	7,148	276
Premier, Inc., Class A	12,313	428
Progyny, Inc.*	10,474	618
R1 RCM, Inc.*	20,406	454
RadNet, Inc.*	9,282	313
Select Medical Holdings Corp.	24,358	1,029
Surgery Partners, Inc.*	12,793	852
Tenet Healthcare Corp.*	20,533	1,376
Tivity Health, Inc.*	10,251	270
Triple-S Management Corp.*	10,601	236
U.S. Physical Therapy, Inc.	3,436	398
		19,804
Health Care Technology – 1.2%
Allscripts Healthcare Solutions, Inc.*	36,281	671
American Well Corp., Class A*	32,483	409
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.0%continued
Health Care Technology – 1.2%continued
CareCloud, Inc.*	13,493	$114
Computer Programs and Systems, Inc.	9,221	306
Evolent Health, Inc., Class A*	20,075	424
HealthStream, Inc.*	4,785	134
Inovalon Holdings, Inc., Class A*	13,821	471
Inspire Medical Systems, Inc.*	4,189	810
NextGen Healthcare, Inc.*	11,447	190
Omnicell, Inc.*	9,374	1,420
OptimizeRx Corp.*	5,220	323
Phreesia, Inc.*	2,473	152
Schrodinger, Inc.*	7,557	571
Simulations Plus, Inc.	4,666	256
Tabula Rasa HealthCare, Inc.*	4,153	208
Vocera Communications, Inc.*	6,863	273
		6,732
Hotels, Restaurants & Leisure – 2.0%
Arcos Dorados Holdings, Inc., Class A*	37,309	223
BBQ Holdings, Inc.*	174	3
Biglari Holdings, Inc., Class B*	860	137
BJ's Restaurants, Inc.*	5,545	272
Bowl America, Inc., Class A*	492	4
Brinker International, Inc.*	5,700	353
Carrols Restaurant Group, Inc.*	300	2
Chuy's Holdings, Inc.*	2,743	102
Cracker Barrel Old Country Store, Inc.	5,094	756
Dave & Buster's Entertainment, Inc.*	10,795	438
Denny's Corp.*	15,386	254
Despegar.com Corp.*	7,242	96
Dine Brands Global, Inc.*	2,219	198
Drive Shack, Inc.*	8,625	29
El Pollo Loco Holdings, Inc.*	15	—
Everi Holdings, Inc.*	12,087	301
Fiesta Restaurant Group, Inc.*	1,335	18
Golden Entertainment, Inc.*	1,684	75
Hilton Grand Vacations, Inc.*	14,752	611
International Game Technology PLC*	15,517	372
Jack in the Box, Inc.	4,405	491
Monarch Casino & Resort, Inc.*	932	62
Nathan's Famous, Inc.	1,507	107
Papa John's International, Inc.	5,135	536
Red Robin Gourmet Burgers, Inc.*	4,400	146
Red Rock Resorts, Inc., Class A*	12,296	523
Ruth's Hospitality Group, Inc.*	3,046	70
Scientific Games Corp.*	16,135	1,250

NORTHERN FUNDS QUARTERLY REPORT     31    EQUITY FUNDS

Schedule of Investments
SMALL CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.0%continued
Hotels, Restaurants & Leisure – 2.0%continued
Shake Shack, Inc., Class A*	4,879	$522
Texas Roadhouse, Inc.	13,167	1,267
Town Sports International Holdings, Inc.*	2,621	—
Travel + Leisure Co.	15,550	924
Wingstop, Inc.	5,688	897
		11,039
Household Durables – 1.7%
Beazer Homes U.S.A., Inc.*	5,187	100
Cavco Industries, Inc.*	1,953	434
Century Communities, Inc.	3,721	248
Ethan Allen Interiors, Inc.	4,433	122
Flexsteel Industries, Inc.	4,687	189
GoPro, Inc., Class A*	15,619	182
Hamilton Beach Brands Holding Co., Class A	2,899	65
Helen of Troy Ltd.*	4,955	1,130
Hooker Furniture Corp.	1,660	58
Installed Building Products, Inc.	4,791	586
iRobot Corp.*	5,884	550
KB Home	16,240	661
La-Z-Boy, Inc.	9,887	366
LGI Homes, Inc.*	4,276	692
Lifetime Brands, Inc.	587	9
M/I Homes, Inc.*	4,233	248
MDC Holdings, Inc.	11,995	607
Meritage Homes Corp.*	6,707	631
Nobility Homes, Inc.	876	32
Skyline Champion Corp.*	10,583	564
Sonos, Inc.*	17,546	618
Taylor Morrison Home Corp.*	24,700	653
Tri Pointe Homes, Inc.*	23,744	509
Universal Electronics, Inc.*	3,746	182
VOXX International Corp.*	1,446	20
		9,456
Household Products – 0.5%
Central Garden & Pet Co.*	200	11
Central Garden & Pet Co., Class A*	7,970	385
Energizer Holdings, Inc.	11,269	484
Oil-Dri Corp. of America	3,095	106
Spectrum Brands Holdings, Inc.	9,998	850
WD-40 Co.	2,758	707
		2,543
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.0%continued
Independent Power & Renewable Electricity Producers – 0.4%
Atlantica Sustainable Infrastructure PLC	19,357	$720
Brookfield Renewable Corp., Class A	8,309	348
Clearway Energy, Inc., Class A	1,131	29
Clearway Energy, Inc., Class C	17,743	470
Ormat Technologies, Inc.	9,472	659
		2,226
Industrial Conglomerates – 0.1%
Raven Industries, Inc.	7,461	432
Insurance – 1.9%
Ambac Financial Group, Inc.*	8,441	132
American Equity Investment Life Holding Co.	21,966	710
AMERISAFE, Inc.	3,533	211
Argo Group International Holdings Ltd.	9,753	505
Assured Guaranty Ltd.	10,739	510
Atlantic American Corp.	6,792	29
Brighthouse Financial, Inc.*	12,728	580
Citizens, Inc.*	6,196	33
CNO Financial Group, Inc.	40,830	964
Donegal Group, Inc., Class A	5,400	79
Employers Holdings, Inc.	9,617	412
Enstar Group Ltd.*	1,757	420
Fidelity National Financial, Inc.	1,707	74
Genworth Financial, Inc., Class A*	70,088	273
Greenlight Capital Re Ltd., Class A*	14,699	134
Independence Holding Co.	4,586	212
Investors Title Co.	692	121
James River Group Holdings Ltd.	5,885	221
Kansas City Life Insurance Co.	1,868	83
Kinsale Capital Group, Inc.	3,907	644
MBIA, Inc.*	19,856	218
Mercury General Corp.	4,489	292
National Western Life Group, Inc., Class A	957	215
Palomar Holdings, Inc.*	3,708	280
ProAssurance Corp.	13,273	302
RLI Corp.	8,246	862
Safety Insurance Group, Inc.	2,567	201
Selective Insurance Group, Inc.	11,377	923
SiriusPoint Ltd.*	15,911	160
SiriusPoint Ltd. (OTC US Exchange)(3) *	463	1
State Auto Financial Corp.	4,840	83
Stewart Information Services Corp.	3,179	180
United Fire Group, Inc.	4,671	130

EQUITY FUNDS    32    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.0%continued
Insurance – 1.9%continued
Universal Insurance Holdings, Inc.	4,946	$69
White Mountains Insurance Group Ltd.	157	180
		10,443
Interactive Media & Services – 0.3%
Cargurus, Inc.*	16,036	421
Cars.com, Inc.*	6,293	90
EverQuote, Inc., Class A*	4,662	152
Liberty TripAdvisor Holdings, Inc., Class A*	6,201	25
QuinStreet, Inc.*	17,418	324
Travelzoo*	5,357	79
Yelp, Inc.*	16,153	646
		1,737
Internet & Direct Marketing Retail – 0.6%
1-800-Flowers.com, Inc., Class A*	8,770	280
Liquidity Services, Inc.*	5,236	133
Overstock.com, Inc.*	4,821	445
PetMed Express, Inc.	4,787	152
Quotient Technology, Inc.*	6,947	75
Revolve Group, Inc.*	12,198	840
Shutterstock, Inc.	1,341	132
Stamps.com, Inc.*	3,209	643
Stitch Fix, Inc., Class A*	11,151	672
		3,372
IT Services – 1.3%
Actua Corp.(1) *	8,828	—
BM Technologies, Inc.*	1,134	14
Brightcove, Inc.*	9,262	133
Cass Information Systems, Inc.	3,083	126
Computer Services, Inc.	4,050	228
Computer Task Group, Inc.*	140	1
Conduent, Inc.*	28,170	211
CSG Systems International, Inc.	7,734	365
EVERTEC, Inc.	11,695	511
Evo Payments, Inc., Class A*	7,818	217
ExlService Holdings, Inc.*	6,300	669
GTT Communications, Inc.*	16,079	39
Hackett Group (The), Inc.	10,003	180
I3 Verticals, Inc., Class A*	4,071	123
Information Services Group, Inc.	11,023	65
LiveRamp Holdings, Inc.*	10,341	484
Maximus, Inc.	15,859	1,395
Perficient, Inc.*	8,149	655
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.0%continued
IT Services – 1.3%continued
StarTek, Inc.*	835	$6
Switch, Inc., Class A	6,344	134
Sykes Enterprises, Inc.*	7,634	410
TTEC Holdings, Inc.	4,282	441
Tucows, Inc., Class A*	1,705	137
Unisys Corp.*	4,568	116
Verra Mobility Corp.*	25,950	399
		7,059
Leisure Products – 0.5%
Acushnet Holdings Corp.	6,673	330
American Outdoor Brands, Inc.*	2,656	93
Callaway Golf Co.*	16,842	568
Clarus Corp.	5,413	139
Escalade, Inc.	5,211	120
Johnson Outdoors, Inc., Class A	3,349	405
Malibu Boats, Inc., Class A*	4,004	294
Marine Products Corp.	7,809	120
Smith & Wesson Brands, Inc.	10,621	368
Sturm Ruger & Co., Inc.	2,776	250
Vista Outdoor, Inc.*	6,951	322
		3,009
Life Sciences Tools & Services – 0.9%
Champions Oncology, Inc.*	4,406	45
Codexis, Inc.*	10,004	227
Fluidigm Corp.*	16,180	100
Harvard Bioscience, Inc.*	17,208	143
Luminex Corp.	9,592	353
Medpace Holdings, Inc.*	5,623	993
NanoString Technologies, Inc.*	10,911	707
NeoGenomics, Inc.*	20,087	907
Pacific Biosciences of California, Inc.*	23,942	837
Personalis, Inc.*	7,563	192
Quanterix Corp.*	7,518	441
		4,945
Machinery – 4.0%
Alamo Group, Inc.	2,352	359
Albany International Corp., Class A	6,461	577
Altra Industrial Motion Corp.	14,397	936
Astec Industries, Inc.	5,770	363
Barnes Group, Inc.	11,794	604
Chart Industries, Inc.*	8,786	1,286
CIRCOR International, Inc.*	2,467	80
Columbus McKinnon Corp.	3,276	158

NORTHERN FUNDS QUARTERLY REPORT     33    EQUITY FUNDS

Schedule of Investments
SMALL CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.0%continued
Machinery – 4.0%continued
Conrad Industries, Inc.*	100	$2
Douglas Dynamics, Inc.	4,546	185
Eastern (The) Co.	1,665	50
Enerpac Tool Group Corp.	12,541	334
EnPro Industries, Inc.	4,031	392
ESCO Technologies, Inc.	5,707	535
Evoqua Water Technologies Corp.*	14,958	505
Federal Signal Corp.	16,085	647
Franklin Electric Co., Inc.	9,583	773
Gorman-Rupp (The) Co.	6,591	227
Graham Corp.	2,512	35
Greenbrier (The) Cos., Inc.	5,159	225
Helios Technologies, Inc.	4,001	312
Hillenbrand, Inc.	14,638	645
Hurco Cos., Inc.	1,123	39
Hyster-Yale Materials Handling, Inc.	2,391	174
John Bean Technologies Corp.	6,139	876
Kadant, Inc.	1,968	347
Kennametal, Inc.	17,894	643
Kornit Digital Ltd.*	6,990	869
L.B. Foster Co., Class A*	1,584	29
Lindsay Corp.	2,080	344
Lydall, Inc.*	148	9
Meritor, Inc.*	17,189	403
Miller Industries, Inc.	3,185	126
Mueller Industries, Inc.	11,880	514
Mueller Water Products, Inc., Class A	34,105	492
Omega Flex, Inc.	1,628	239
Proto Labs, Inc.*	5,696	523
RBC Bearings, Inc.*	4,972	991
Rexnord Corp.	21,363	1,069
Shyft Group (The), Inc.	3,505	131
SPX Corp.*	10,850	663
SPX FLOW, Inc.	10,114	660
Standex International Corp.	4,170	396
Taylor Devices, Inc.*	1,662	19
Tennant Co.	4,016	321
Terex Corp.	11,376	542
Titan International, Inc.*	11,906	101
TriMas Corp.*	9,908	300
Trinity Industries, Inc.	19,172	516
Twin Disc, Inc.*	356	5
Wabash National Corp.	6,758	108
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.0%continued
Machinery – 4.0%continued
Watts Water Technologies, Inc., Class A	6,124	$894
Welbilt, Inc.*	21,182	490
		22,063
Marine – 0.5%
Atlas Corp.	45,080	642
Danaos Corp.	3,686	283
Golden Ocean Group Ltd.	21,714	240
Kirby Corp.*	10,341	627
Matson, Inc.	10,504	672
Star Bulk Carriers Corp.	17,978	413
		2,877
Media – 1.3%
AMC Networks, Inc., Class A*	7,970	532
Boston Omaha Corp., Class A*	1	—
Cardlytics, Inc.*	4,848	615
comScore, Inc.*	11,616	58
Cumulus Media, Inc., Class A*	300	4
Daily Journal Corp.*	332	112
EW Scripps (The) Co., Class A	9,722	198
Gannett Co., Inc.*	12,191	67
Gray Television, Inc.	23,772	556
iHeartMedia, Inc., Class A*	18,296	493
John Wiley & Sons, Inc., Class A	9,645	581
Loral Space & Communications, Inc.	654	26
Magnite, Inc.*	12,159	412
Marchex, Inc., Class B*	179	1
Meredith Corp.*	10,156	441
MSG Networks, Inc., Class A*	8,933	130
Nexstar Media Group, Inc., Class A	6,603	977
Saga Communications, Inc., Class A	1,396	30
Scholastic Corp.	7,170	272
Sinclair Broadcast Group, Inc., Class A	11,464	381
TechTarget, Inc.*	4,387	340
TEGNA, Inc.	41,593	780
		7,006
Metals & Mining – 1.3%
Allegheny Technologies, Inc.*	32,683	681
Alpha Metallurgical Resources, Inc.*	4,298	110
Arconic Corp.*	19,490	694
Carpenter Technology Corp.	11,479	462
Coeur Mining, Inc.*	48,365	430
Commercial Metals Co.	23,737	729
Compass Minerals International, Inc.	8,874	526

EQUITY FUNDS    34    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.0%continued
Metals & Mining – 1.3%continued
Constellium S.E.*	27,720	$525
Ferroglobe PLC*	22,656	139
Ferroglobe Representation & Warranty Insurance Trust(1) *	9,916	—
Fortitude Gold Corp.	2,348	16
Gold Resource Corp.	8,089	21
Haynes International, Inc.	2,371	84
Hecla Mining Co.	66,955	498
Kaiser Aluminum Corp.	3,022	373
Materion Corp.	7,084	534
McEwen Mining, Inc.*	23,720	33
Nexa Resources S.A.	22,291	196
Olympic Steel, Inc.	3,230	95
Schnitzer Steel Industries, Inc., Class A	2,938	144
Synalloy Corp.*	100	1
Universal Stainless & Alloy Products, Inc.*	1,504	15
Warrior Met Coal, Inc.	12,211	210
Worthington Industries, Inc.	12,528	766
		7,282
Mortgage Real Estate Investment Trusts – 1.0%
ACRES Commercial Realty Corp.*	136	2
Apollo Commercial Real Estate Finance, Inc.	33,215	530
Arbor Realty Trust, Inc.	25,986	463
Arlington Asset Investment Corp., Class A*	10	—
ARMOUR Residential REIT, Inc.	7,473	85
Blackstone Mortgage Trust, Inc., Class A	25,462	812
BrightSpire Capital, Inc.	11,919	112
Capstead Mortgage Corp.	26,855	165
Chimera Investment Corp.	34,994	527
Dynex Capital, Inc.	3,644	68
Ellington Residential Mortgage REIT	540	6
Granite Point Mortgage Trust, Inc.	6,103	90
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	13,821	776
Invesco Mortgage Capital, Inc.	23,185	91
Ladder Capital Corp.	27,383	316
New Residential Investment Corp.	63,772	675
New York Mortgage Trust, Inc.	46,078	206
Ready Capital Corp.	4,562	72
Redwood Trust, Inc.	11,649	141
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.0%continued
Mortgage Real Estate Investment Trusts – 1.0%continued
Two Harbors Investment Corp.	34,195	$259
Western Asset Mortgage Capital Corp.	1,107	4
		5,400
Multiline Retail – 0.4%
Big Lots, Inc.	8,945	590
Dillard's, Inc., Class A	1,538	278
Macy's, Inc.*	57,623	1,093
		1,961
Multi-Utilities – 0.3%
Avista Corp.	13,954	595
NorthWestern Corp.	11,879	715
Unitil Corp.	3,654	194
		1,504
Oil, Gas & Consumable Fuels – 2.8%
Adams Resources & Energy, Inc.	4,747	131
Alto Ingredients, Inc.*	9,940	61
Antero Resources Corp.*	31,288	470
Arch Resources, Inc.*	2,367	135
Ardmore Shipping Corp.*	23,527	99
Bonanza Creek Energy, Inc.	2,275	107
California Resources Corp.*	13,789	416
Callon Petroleum Co.*	4,557	263
Chesapeake Energy Corp.	16,175	840
Clean Energy Fuels Corp.*	14,369	146
CNX Resources Corp.*	27,300	373
Comstock Resources, Inc.*	9,230	62
CONSOL Energy, Inc.*	5,414	100
Contango Oil & Gas Co.*	11,023	48
CVR Energy, Inc.	7,398	133
Delek U.S. Holdings, Inc.	12,219	264
Denbury, Inc.*	8,220	631
DHT Holdings, Inc.	35,919	233
Diamondback Energy, Inc.	1,460	137
Dorian LPG Ltd.*	1,334	19
Earthstone Energy, Inc., Class A*	13,429	149
Equitrans Midstream Corp.	66,784	568
Evolution Petroleum Corp.	17,822	88
Frontline Ltd.	29,617	267
Golar LNG Ltd.*	22,893	303
Goodrich Petroleum Corp.*	1,100	16
Green Plains, Inc.*	15,960	537
Hallador Energy Co.*	12,397	33
International Seaways, Inc.	10,211	196

NORTHERN FUNDS QUARTERLY REPORT     35    EQUITY FUNDS

Schedule of Investments
SMALL CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.0%continued
Oil, Gas & Consumable Fuels – 2.8%continued
Kosmos Energy Ltd.*	67,263	$233
Laredo Petroleum, Inc.*	706	66
Magnolia Oil & Gas Corp., Class A*	22,804	356
Matador Resources Co.	18,031	649
Meta Materials, Inc.*	1,350	10
Murphy Oil Corp.	25,060	583
NACCO Industries, Inc., Class A	2,782	72
Navigator Holdings Ltd.*	15,734	172
Navios Maritime Acquisition Corp.	600	2
Nordic American Tankers Ltd.	13,985	46
Northern Oil and Gas, Inc.	3,671	76
Overseas Shipholding Group, Inc., Class A*	8,366	18
Ovintiv, Inc.	42,486	1,337
Par Pacific Holdings, Inc.*	304	5
PBF Energy, Inc., Class A*	16,608	254
PDC Energy, Inc.	14,246	652
Peabody Energy Corp.*	5,607	45
Penn Virginia Corp.*	5,205	123
PrimeEnergy Resources Corp.*	1,558	72
Range Resources Corp.*	36,773	616
Renewable Energy Group, Inc.*	9,811	612
REX American Resources Corp.*	4,001	361
Riviera Resources, Inc.(3) *	6,246	1
Scorpio Tankers, Inc.	12,831	283
SFL Corp. Ltd.	20,985	161
SM Energy Co.	14,056	346
Southwestern Energy Co.*	109,090	619
Teekay Corp.*	6,791	25
Teekay Tankers Ltd., Class A*	1,000	14
Uranium Energy Corp.*	4,700	13
VAALCO Energy, Inc.*	15,452	50
Voc Energy Trust	2,500	12
Whiting Petroleum Corp.*	6,497	354
World Fuel Services Corp.	12,628	401
		15,464
Paper & Forest Products – 0.3%
Clearwater Paper Corp.*	3,700	107
Domtar Corp.*	11,623	639
Glatfelter Corp.	7,954	111
Neenah, Inc.	5,006	251
Resolute Forest Products, Inc.	12,015	147
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.0%continued
Paper & Forest Products – 0.3%continued
Schweitzer-Mauduit International, Inc.	9,250	$373
Verso Corp., Class A	8,126	144
		1,772
Personal Products – 0.5%
Edgewell Personal Care Co.	11,083	487
Inter Parfums, Inc.	3,670	264
Mannatech, Inc.	3,951	109
Medifast, Inc.	3,802	1,076
Natural Alternatives International, Inc.*	729	12
Nature's Sunshine Products, Inc.	3,623	63
Nu Skin Enterprises, Inc., Class A	13,780	781
United-Guardian, Inc.	502	7
USANA Health Sciences, Inc.*	2,359	242
		3,041
Pharmaceuticals – 1.2%
Aerie Pharmaceuticals, Inc.*	6,793	109
Amneal Pharmaceuticals, Inc.*	35,482	182
Amphastar Pharmaceuticals, Inc.*	12,766	257
ANI Pharmaceuticals, Inc.*	3,586	126
Arvinas, Inc.*	279	21
Baudax Bio, Inc.*	5,890	4
BioDelivery Sciences International, Inc.*	2,711	10
Cara Therapeutics, Inc.*	10,431	149
Cassava Sciences, Inc.*	1,169	100
Collegium Pharmaceutical, Inc.*	15,797	373
Corcept Therapeutics, Inc.*	29,900	658
CorMedix, Inc.*	3,180	22
Cumberland Pharmaceuticals, Inc.*	232	1
Eloxx Pharmaceuticals, Inc.*	700	1
Endo International PLC*	34,020	159
Evofem Biosciences, Inc.*	2,852	3
Fulcrum Therapeutics, Inc.*	5,339	56
Harrow Health, Inc.*	16,905	157
Innoviva, Inc.*	27,378	367
Intra-Cellular Therapies, Inc.*	13,370	546
Kala Pharmaceuticals, Inc.*	7,415	39
Kaleido Biosciences, Inc.*	14,235	106
Lannett Co., Inc.*	16,617	78
Mallinckrodt PLC*	9,730	3
Ocular Therapeutix, Inc.*	395	6
Omeros Corp.*	15,724	233
Opiant Pharmaceuticals, Inc.*	10,056	139
Optinose, Inc.*	249	1

EQUITY FUNDS    36    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.0%continued
Pharmaceuticals – 1.2%continued
Oramed Pharmaceuticals, Inc.*	471	$6
Otonomy, Inc.*	400	1
Pacira BioSciences, Inc.*	11,513	699
Paratek Pharmaceuticals, Inc.*	11,893	81
Phibro Animal Health Corp., Class A	9,579	277
Prestige Consumer Healthcare, Inc.*	12,374	645
Provention Bio, Inc.*	8,304	70
Relmada Therapeutics, Inc.*	2,076	66
Satsuma Pharmaceuticals, Inc.*	3,331	23
scPharmaceuticals, Inc.*	12,604	77
Supernus Pharmaceuticals, Inc.*	9,929	306
Taro Pharmaceutical Industries Ltd.*	7,637	550
Verrica Pharmaceuticals, Inc.*	8,008	90
WaVe Life Sciences Ltd.*	5,323	35
Zynerba Pharmaceuticals, Inc.*	16,629	88
		6,920
Professional Services – 1.9%
ASGN, Inc.*	9,944	964
Barrett Business Services, Inc.	3,801	276
CBIZ, Inc.*	23,219	761
CRA International, Inc.	3,941	337
Exponent, Inc.	11,676	1,042
Forrester Research, Inc.*	6,452	295
Franklin Covey Co.*	4,919	159
FTI Consulting, Inc.*	6,970	952
GP Strategies Corp.*	1,059	17
Heidrick & Struggles International, Inc.	6,566	292
Huron Consulting Group, Inc.*	3,844	189
ICF International, Inc.	3,832	337
Insperity, Inc.	7,588	686
KBR, Inc.	25,836	986
Kelly Services, Inc., Class A*	4,941	118
Kforce, Inc.	6,914	435
Korn Ferry	11,258	817
ManTech International Corp., Class A	6,053	524
Mistras Group, Inc.*	1,067	10
Resources Connection, Inc.	7,843	113
TrueBlue, Inc.*	7,431	209
Upwork, Inc.*	19,129	1,115
Where Food Comes From, Inc.*	275	4
Willdan Group, Inc.*	2,920	110
		10,748
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.0%continued
Real Estate Management & Development – 0.6%
Altisource Asset Management Corp.*	512	$10
American Realty Investors, Inc.*	1,744	16
Cushman & Wakefield PLC*	21,459	375
eXp World Holdings, Inc.*	10,474	406
Forestar Group, Inc.*	10,712	224
FRP Holdings, Inc.*	1,132	63
Kennedy-Wilson Holdings, Inc.	20,535	408
Newmark Group, Inc., Class A	22,904	275
Rafael Holdings, Inc., Class B*	5,779	295
RE/MAX Holdings, Inc., Class A	6,062	202
Realogy Holdings Corp.*	12,654	230
Redfin Corp.*	13,385	849
RMR Group (The), Inc., Class A	81	3
Stratus Properties, Inc.*	114	3
Tejon Ranch Co.*	8,144	124
Transcontinental Realty Investors, Inc.*	405	14
		3,497
Road & Rail – 0.7%
ArcBest Corp.	5,382	313
Avis Budget Group, Inc.*	11,220	874
Covenant Logistics Group, Inc.*	6,472	134
Heartland Express, Inc.	15,218	261
Marten Transport Ltd.	10,657	176
P.A.M. Transportation Services, Inc.*	1,308	69
Patriot Transportation Holding, Inc.	465	5
Ryder System, Inc.	9,016	670
Saia, Inc.*	5,176	1,084
U.S.A. Truck, Inc.*	500	8
Universal Logistics Holdings, Inc.	4,446	103
Werner Enterprises, Inc.	9,606	428
		4,125
Semiconductors & Semiconductor Equipment – 2.8%
ACM Research, Inc., Class A*	3,708	379
Alpha & Omega Semiconductor Ltd.*	5,517	168
Ambarella, Inc.*	6,162	657
Amkor Technology, Inc.	21,614	512
Axcelis Technologies, Inc.*	11,523	466
Canadian Solar, Inc.*	9,867	442
CEVA, Inc.*	4,842	229
Cohu, Inc.*	5,021	185
CyberOptics Corp.*	2,292	94
Diodes, Inc.*	8,835	705
DSP Group, Inc.*	2,465	37

NORTHERN FUNDS QUARTERLY REPORT     37    EQUITY FUNDS

Schedule of Investments
SMALL CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.0%continued
Semiconductors & Semiconductor Equipment – 2.8%continued
FormFactor, Inc.*	14,412	$525
Ichor Holdings Ltd.*	2,473	133
Impinj, Inc.*	4,187	216
Kopin Corp.*	14,152	116
Kulicke & Soffa Industries, Inc.	12,294	752
Lattice Semiconductor Corp.*	23,294	1,309
MACOM Technology Solutions Holdings, Inc.*	10,123	649
MagnaChip Semiconductor Corp.*	1,772	42
MaxLinear, Inc.*	12,768	543
Nova Measuring Instruments Ltd.*	3,094	318
NVE Corp.	1,985	147
Onto Innovation, Inc.*	9,162	669
PDF Solutions, Inc.*	15,204	276
Photronics, Inc.*	6,937	92
Power Integrations, Inc.	9,998	820
Rambus, Inc.*	20,203	479
Semtech Corp.*	12,681	872
Silicon Laboratories, Inc.*	7,826	1,199
SMART Global Holdings, Inc.*	7,669	366
Synaptics, Inc.*	6,853	1,066
Ultra Clean Holdings, Inc.*	12,845	690
Veeco Instruments, Inc.*	10,038	241
		15,394
Software – 5.3%
ACI Worldwide, Inc.*	22,129	822
Agilysys, Inc.*	5,598	318
Alarm.com Holdings, Inc.*	6,436	545
Altair Engineering, Inc., Class A*	7,480	516
American Software, Inc., Class A	6,859	151
Appfolio, Inc., Class A*	3,504	495
Appian Corp.*	6,170	850
Avaya Holdings Corp.*	22,414	603
Aware, Inc.*	683	3
Benefitfocus, Inc.*	5,043	71
Blackbaud, Inc.*	9,610	736
Blackline, Inc.*	9,192	1,023
Bottomline Technologies DE, Inc.*	7,628	283
Box, Inc., Class A*	25,369	648
Cerence, Inc.*	5,966	637
ChannelAdvisor Corp.*	1,934	47
Cloudera, Inc.*	47,772	758
Cognyte Software Ltd.*	12,549	307
CommVault Systems, Inc.*	7,592	593
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.0%continued
Software – 5.3%continued
Cornerstone OnDemand, Inc.*	10,730	$553
Digimarc Corp.*	4,957	166
Digital Turbine, Inc.*	14,763	1,122
Domo, Inc., Class B*	5,329	431
Ebix, Inc.	6,870	233
eGain Corp.*	2,854	33
Envestnet, Inc.*	8,562	649
Everbridge, Inc.*	5,966	812
FireEye, Inc.*	27,704	560
InterDigital, Inc.	7,434	543
J2 Global, Inc.*	8,713	1,198
LivePerson, Inc.*	13,311	842
MicroStrategy, Inc., Class A*	1,385	920
Mimecast Ltd.*	11,228	596
Model N, Inc.*	7,358	252
Momentive Global, Inc.*	23,075	486
New Relic, Inc.*	8,750	586
OneSpan, Inc.*	12,448	318
PagerDuty, Inc.*	12,728	542
Park City Group, Inc.*	33	—
Progress Software Corp.	8,865	410
Q2 Holdings, Inc.*	9,049	928
QAD, Inc., Class B	706	61
Qualys, Inc.*	6,372	642
Rapid7, Inc.*	7,851	743
Riot Blockchain, Inc.*	10,348	390
Sailpoint Technologies Holdings, Inc.*	14,791	755
Sapiens International Corp. N.V.	10,074	265
SecureWorks Corp., Class A*	5,710	106
ShotSpotter, Inc.*	4,377	213
SPS Commerce, Inc.*	8,290	828
Synchronoss Technologies, Inc.*	1,500	5
Tenable Holdings, Inc.*	12,302	509
Upland Software, Inc.*	2,604	107
Varonis Systems, Inc.*	16,156	931
Verint Systems, Inc.*	12,549	566
VirnetX Holding Corp.*	398	2
Vonage Holdings Corp.*	43,462	626
Workiva, Inc.*	6,834	761
Xperi Holding Corp.	18,368	408
Zix Corp.*	3,383	24
		29,528
Specialty Retail – 2.8%
Aaron's (The) Co., Inc.	7,461	239

EQUITY FUNDS    38    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.0%continued
Specialty Retail – 2.8%continued
Abercrombie & Fitch Co., Class A*	10,862	$504
Academy Sports & Outdoors, Inc.*	10,341	426
American Eagle Outfitters, Inc.	30,632	1,150
America's Car-Mart, Inc.*	2,111	299
Asbury Automotive Group, Inc.*	3,277	562
At Home Group, Inc.*	11,004	405
Bed Bath & Beyond, Inc.*	21,148	704
Big 5 Sporting Goods Corp.	6,597	169
Boot Barn Holdings, Inc.*	4,283	360
Buckle (The), Inc.	5,971	297
Caleres, Inc.	9,214	251
Camping World Holdings, Inc., Class A	7,159	293
Cato (The) Corp., Class A	1,673	28
Chico's FAS, Inc.*	7,973	52
Children's Place (The), Inc.*	4,936	459
Citi Trends, Inc.*	5,987	521
Conn's, Inc.*	2,429	62
Designer Brands, Inc., Class A*	7,137	118
Express, Inc.*	4,300	28
Genesco, Inc.*	3,420	218
Group 1 Automotive, Inc.	3,918	605
GrowGeneration Corp.*	9,016	434
Guess?, Inc.	9,302	246
Haverty Furniture Cos., Inc.	4,564	195
Hibbett, Inc.*	4,599	412
Lumber Liquidators Holdings, Inc.*	8,089	171
Monro, Inc.	6,804	432
Murphy U.S.A., Inc.	4,923	657
National Vision Holdings, Inc.*	12,896	659
ODP (The) Corp.*	6,668	320
Rent-A-Center, Inc.	9,721	516
Sally Beauty Holdings, Inc.*	24,687	545
Shoe Carnival, Inc.	5,640	404
Signet Jewelers Ltd.*	8,801	711
Sleep Number Corp.*	4,057	446
Sonic Automotive, Inc., Class A	9,957	446
Urban Outfitters, Inc.*	9,895	408
Winmark Corp.	1,026	197
Zumiez, Inc.*	7,198	353
		15,302
Technology Hardware, Storage & Peripherals – 0.3%
3D Systems Corp.*	13,319	532
AstroNova, Inc.*	12,866	179
Avid Technology, Inc.*	5,786	226
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.0%continued
Technology Hardware, Storage & Peripherals – 0.3%continued
Diebold Nixdorf, Inc.*	7,843	$101
Immersion Corp.*	7,850	69
Stratasys Ltd.*	8,992	233
Super Micro Computer, Inc.*	7,791	274
TransAct Technologies, Inc.*	376	5
		1,619
Textiles, Apparel & Luxury Goods – 0.9%
Crocs, Inc.*	13,458	1,568
Culp, Inc.	198	3
Delta Apparel, Inc.*	5,509	163
Fossil Group, Inc.*	1,728	25
G-III Apparel Group Ltd.*	8,222	270
Kontoor Brands, Inc.	8,126	458
Movado Group, Inc.	3,284	103
Oxford Industries, Inc.	4,955	490
Rocky Brands, Inc.	4,478	249
Steven Madden Ltd.	16,605	727
Superior Group of Cos., Inc.	4,274	102
Unifi, Inc.*	692	17
Vera Bradley, Inc.*	5,660	70
Wolverine World Wide, Inc.	16,698	562
		4,807
Thrifts & Mortgage Finance – 1.6%
Axos Financial, Inc.*	13,815	641
Capitol Federal Financial, Inc.	24,826	292
ESSA Bancorp, Inc.	924	15
Essent Group Ltd.	20,427	918
Federal Agricultural Mortgage Corp., Class C	1,324	131
Flagstar Bancorp, Inc.	8,619	364
FS Bancorp, Inc.	116	8
Guaranty Federal Bancshares, Inc.	3,817	93
Hingham Institution For Savings (The)	690	200
Home Bancorp, Inc.	3,070	117
HomeStreet, Inc.	4,275	174
Kearny Financial Corp.	21,431	256
Kentucky First Federal Bancorp	724	5
Lake Shore Bancorp, Inc.	300	5
Meridian Bancorp, Inc.	9,761	200
Meta Financial Group, Inc.	10,324	523
MGIC Investment Corp.	61,470	836
Mr Cooper Group, Inc.*	10,857	359
NASB Financial, Inc.	907	61
NMI Holdings, Inc., Class A*	12,477	281

NORTHERN FUNDS QUARTERLY REPORT     39    EQUITY FUNDS

Schedule of Investments
SMALL CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.0%continued
Thrifts & Mortgage Finance – 1.6%continued
Northeast Community Bancorp, Inc.	897	$14
Northfield Bancorp, Inc.	16,252	267
Ocwen Financial Corp.*	25	1
PennyMac Financial Services, Inc.	6,885	425
Premier Financial Corp.	10,223	290
Provident Bancorp, Inc.	18	—
Prudential Bancorp, Inc.	1,050	15
Radian Group, Inc.	35,671	794
Severn Bancorp, Inc.	1,292	15
TrustCo Bank Corp. NY	1,798	62
Walker & Dunlop, Inc.	8,220	858
Waterstone Financial, Inc.	3,743	74
Western New England Bancorp, Inc.	4,227	34
WSFS Financial Corp.	14,121	658
		8,986
Tobacco – 0.1%
Universal Corp.	5,769	329
Vector Group Ltd.	9,290	131
		460
Trading Companies & Distributors – 1.5%
Applied Industrial Technologies, Inc.	9,407	857
Beacon Roofing Supply, Inc.*	14,115	752
BlueLinx Holdings, Inc.*	3,360	169
Boise Cascade Co.	8,726	509
CAI International, Inc.	6,107	342
EVI Industries, Inc.*	1,645	47
GATX Corp.	6,960	616
Global Industrial Co.	6,789	249
GMS, Inc.*	8,625	415
H&E Equipment Services, Inc.	3,335	111
Herc Holdings, Inc.*	5,035	564
Lawson Products, Inc.*	4,227	226
McGrath RentCorp	6,232	508
Morgan Group Holding Co.*	64	—
MRC Global, Inc.*	16,785	158
NOW, Inc.*	11,043	105
Rush Enterprises, Inc., Class A	16,149	698
Textainer Group Holdings Ltd.*	3,226	109
Titan Machinery, Inc.*	787	24
Transcat, Inc.*	4,188	237
Triton International Ltd.	13,033	682
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.0%continued
Trading Companies & Distributors – 1.5%continued
WESCO International, Inc.*	9,128	$939
Willis Lease Finance Corp.*	1,750	75
		8,392
Transportation Infrastructure – 0.1%
Macquarie Infrastructure Corp.	12,728	487
Water Utilities – 0.5%
American States Water Co.	8,400	668
Artesian Resources Corp., Class A	4,357	160
Cadiz, Inc.*	15,687	213
California Water Service Group	10,918	607
Consolidated Water Co. Ltd.	9,897	116
Middlesex Water Co.	6,168	504
SJW Group	5,542	351
York Water (The) Co.	3,620	164
		2,783
Wireless Telecommunication Services – 0.2%
Shenandoah Telecommunications Co.	9,851	478
Spok Holdings, Inc.	13,337	128
Telephone and Data Systems, Inc.	18,799	426
		1,032
Total Common Stocks
(Cost $307,574)		537,936

PREFERRED STOCKS – 0.0%
Industrial Conglomerates – 0.0%
Steel Partners Holdings L.P.,6.00%	2,675	63
Oil, Gas & Consumable Fuels – 0.0%
Torchlight Energy Prf.(3) *	2,700	3
Total Preferred Stocks
(Cost $68)		66

RIGHTS – 0.1%
Biotechnology – 0.1%
Achillion Pharmaceuticals, Inc. (Contingent Value Rights)(3) *	23,500	13
Alder Biopharmaceuticals, Inc. (Contingent Value Rights)(3) *	8,800	8
Progenics Pharmaceuticals, Inc. (Contingent Value Rights)(1) *	10,111	—
Sinovac Biotech Ltd.(1) *	1,587	—

EQUITY FUNDS    40    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
RIGHTS - 0.1%continued
Biotechnology – 0.1%continued
Stemline Therapeutics, Inc. (Contingent Value Rights)(3) (4) (5) *	17,190	$6
Tobira Therapeutics, Inc. (Contingent Value Rights)(3) (4) (5) *	16,926	129
		156
Diversified Financial Services – 0.0%
NewStar Financial, Inc. (Contingent Value Rights)(1) *	1,580	—
Health Care Equipment & Supplies – 0.0%
American Medical Alert Corp.(1) *	13,109	—
Media – 0.0%
Media General, Inc. (Contingent Value Rights)(1) (4) (5) *	11,792	—
Pharmaceuticals – 0.0%
Dova Pharmaceuticals, Inc. (Contingent Value Rights)(3) *	4,020	2
Total Rights
(Cost $147)		158

OTHER – 0.0%
Escrow Diamond Resorts Inc.(1) (4) (5) *	10,616	—
Total Other
(Cost $—)		—

	NUMBER OF WARRANTS	VALUE (000S)
WARRANTS – 0.0%
Air T Funding*	2,121	$—
Nabors Industries Ltd., Exp. 6/11/26, Strike $166.67*	743	8
Tidewater, Inc., Class A*	10	—
Tidewater, Inc., Class B*	11	—
Total Warrants
(Cost $—)		8

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 2.7%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.00%(6) (7)	15,121,435	$15,121
Total Investment Companies
(Cost $15,121)		15,121

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.2%
U.S. Treasury Bill, 0.06%, 7/15/21(8) (9)	$1,237	$1,237
	Total Short-Term Investments
	(Cost $1,237)	1,237

	Total Investments – 100.0%
	(Cost $324,147)	554,526
	Other Assets less Liabilities – 0.0%	144
	NET ASSETS – 100.0%	$554,670

(1)	Level 3 asset that is worthless, bankrupt or has been delisted.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(3)	Level 3 asset.
(4)	Restricted security that has been deemed illiquid. At June 30, 2021, the value of these restricted illiquid securities amounted to approximately $135,000 or 0.0% of net assets. Additional information on these restricted illiquid securities is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Escrow Diamond Resorts Inc., 0.00%	6/7/21	$—
Media General, Inc. (Contingent Value Rights), 0.00%	1/18/17	—
Stemline Therapeutics, Inc. (Contingent Value Rights), 0.00%	6/12/20	6
Tobira Therapeutics, Inc. (Contingent Value Rights), 0.00%	11/2/16	131

(5)	Restricted security.
(6)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(7)	7-day current yield as of June 30, 2021 is disclosed.
(8)	Discount rate at the time of purchase.
(9)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

L.P. - Limited Partnership

NORTHERN FUNDS QUARTERLY REPORT     41    EQUITY FUNDS

Schedule of Investments
SMALL CAP CORE FUND continued	June 30, 2021 (UNAUDITED)
N.V. - Naamloze Vennootschap (Dutch: Limited Liability Company)

PLC - Public Limited Company

REIT - Real Estate Investment Trust

S.A. - Société Anonyme (French: Public Limited Company)

S.E. - Societas Europaea (German: Public Company)
Percentages shown are based on Net Assets.
At June 30, 2021, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
E-Mini Russell 2000 Index	138	$15,924	Long	9/21	$(99)
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of June 30, 2021:
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks:
Banks	$44,895	$80	$—	$44,975
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Biotechnology	$42,185	$61	$—	$42,246
Diversified Telecommunication Services	3,010	141	—	3,151
Insurance	10,442	—	1	10,443
Oil, Gas & Consumable Fuels	15,463	—	1	15,464
Real Estate Management & Development	3,487	10	—	3,497
Thrifts & Mortgage Finance	8,972	14	—	8,986
All Other Industries(1)	409,174	—	—	409,174
Total Common Stocks	537,628	306	2	537,936
Preferred Stocks:
Industrial Conglomerates	63	—	—	63
Oil, Gas & Consumable Fuels	—	—	3	3
Total Preferred Stocks	63	—	3	66
Rights	—	—	158	158
Warrants	8	—	—	8
Investment Companies	15,121	—	—	15,121
Short-Term Investments	—	1,237	—	1,237
Total Investments	$552,820	$1,543	$163	$554,526
OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts	$(99)	$—	$—	$(99)

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the three months ended June 30, 2021, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$16,121	$12,278	$13,277	$—	$15,121	15,121,435
EQUITY FUNDS    42    NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments
SMALL CAP VALUE FUND	June 30, 2021 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.8%
Aerospace & Defense – 1.0%
AAR Corp.*	64,464	$2,498
Kaman Corp.	125,696	6,335
Maxar Technologies, Inc.	135,606	5,414
Moog, Inc., Class A	181,193	15,231
		29,478
Air Freight & Logistics – 0.1%
Echo Global Logistics, Inc.*	109,913	3,379
Airlines – 0.5%
Hawaiian Holdings, Inc.*	283,584	6,911
Mesa Air Group, Inc.*	34,559	322
SkyWest, Inc.*	125,601	5,410
Spirit Airlines, Inc.*	27,343	832
		13,475
Auto Components – 1.2%
Dana, Inc.	452,772	10,758
Goodyear Tire & Rubber (The) Co.*	821,677	14,092
Modine Manufacturing Co.*	172,953	2,869
Standard Motor Products, Inc.	151,871	6,583
Visteon Corp.*	4,225	511
		34,813
Automobiles – 0.1%
Workhorse Group, Inc.*	208,609	3,461
Banks – 17.3%
1st Source Corp.	17,978	835
Amalgamated Financial Corp.	52,787	825
Arrow Financial Corp.	15,603	561
Atlantic Union Bankshares Corp.	155,709	5,640
BancFirst Corp.	114,957	7,177
Bancorp (The), Inc.*	104,568	2,406
BancorpSouth Bank	669,225	18,959
Bank of NT Butterfield & Son (The) Ltd.	55,450	1,966
BankFinancial Corp.	109,353	1,251
BankUnited, Inc.	185,292	7,910
Banner Corp.	66,630	3,612
Berkshire Hills Bancorp, Inc.	80,626	2,210
Boston Private Financial Holdings, Inc.	136,184	2,009
Brookline Bancorp, Inc.	212,950	3,184
Cadence BanCorp	149,443	3,120
Cathay General Bancorp	216,095	8,506
Central Pacific Financial Corp.	83,494	2,176
CIT Group, Inc.	118,016	6,088
City Holding Co.	122,312	9,203
Civista Bancshares, Inc.	26,647	589
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.8%continued
Banks – 17.3%continued
CNB Financial Corp.	68,571	$1,565
Columbia Banking System, Inc.	202,358	7,803
Community Trust Bancorp, Inc.	157,764	6,371
ConnectOne Bancorp, Inc.	65,903	1,725
Customers Bancorp, Inc.*	51,529	2,009
CVB Financial Corp.	460,828	9,488
Dime Community Bancshares, Inc.	32,785	1,102
Eagle Bancorp, Inc.	90,271	5,062
Enterprise Financial Services Corp.	99,997	4,639
Financial Institutions, Inc.	71,796	2,154
First Bancorp	88,193	3,608
First BanCorp (New York Exchange)	897,099	10,693
First Bancshares (The), Inc.	35,553	1,331
First Busey Corp.	24,146	595
First Business Financial Services, Inc.	32,920	891
First Commonwealth Financial Corp.	309,446	4,354
First Community Bankshares, Inc.	29,409	878
First Financial Bancorp	286,432	6,768
First Financial Corp.	115,775	4,726
First Interstate BancSystem, Inc., Class A	51,887	2,170
First Merchants Corp.	261,438	10,894
First Mid Bancshares, Inc.	27,749	1,124
First Midwest Bancorp, Inc.	457,929	9,081
First of Long Island (The) Corp.	39,619	841
Fulton Financial Corp.	750,596	11,844
German American Bancorp, Inc.	63,146	2,349
Glacier Bancorp, Inc.	65,297	3,597
Great Southern Bancorp, Inc.	42,375	2,284
Great Western Bancorp, Inc.	104,071	3,412
Hancock Whitney Corp.	334,932	14,884
Heartland Financial U.S.A., Inc.	133,878	6,291
Heritage Financial Corp.	79,885	1,999
Hilltop Holdings, Inc.	149,875	5,455
Home BancShares, Inc.	440,821	10,879
Hope Bancorp, Inc.	673,051	9,544
Horizon Bancorp, Inc.	72,724	1,268
Independent Bank Corp.	169,445	12,793
Independent Bank Corp. (NASDAQ Exchange)	36,371	790
Independent Bank Group, Inc.	43,740	3,236
International Bancshares Corp.	157,788	6,775
Investors Bancorp, Inc.	639,326	9,117
Lakeland Bancorp, Inc.	317,123	5,543
Lakeland Financial Corp.	154,559	9,527

NORTHERN FUNDS QUARTERLY REPORT     43    EQUITY FUNDS

Schedule of Investments
SMALL CAP VALUE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.8%continued
Banks – 17.3%continued
Mercantile Bank Corp.	26,923	$813
Metropolitan Bank Holding Corp.*	13,782	830
NBT Bancorp, Inc.	246,133	8,853
OceanFirst Financial Corp.	234,585	4,889
OFG Bancorp	136,625	3,022
Old National Bancorp	431,592	7,600
Old Second Bancorp, Inc.	49,318	612
Pacific Premier Bancorp, Inc.	152,468	6,448
Park National Corp.	39,294	4,614
Peapack-Gladstone Financial Corp.	37,585	1,168
Pinnacle Financial Partners, Inc.	52,200	4,609
Preferred Bank	39,359	2,490
QCR Holdings, Inc.	26,207	1,260
Renasant Corp.	161,475	6,459
Republic Bancorp, Inc., Class A	31,063	1,433
S&T Bancorp, Inc.	219,383	6,867
Sandy Spring Bancorp, Inc.	109,161	4,817
Sierra Bancorp	132,360	3,369
Simmons First National Corp., Class A	380,514	11,164
SmartFinancial, Inc.	25,281	607
South State Corp.	120,687	9,867
Southside Bancshares, Inc.	84,686	3,238
Summit Financial Group, Inc.	21,553	474
Texas Capital Bancshares, Inc.*	155,300	9,860
Tompkins Financial Corp.	43,987	3,412
Towne Bank	196,988	5,992
TriCo Bancshares	142,031	6,048
TriState Capital Holdings, Inc.*	49,579	1,011
Trustmark Corp.	183,973	5,666
UMB Financial Corp.	239,501	22,288
Umpqua Holdings Corp.	441,203	8,140
United Community Banks, Inc.	337,013	10,788
Univest Financial Corp.	74,657	1,969
Valley National Bancorp	1,036,191	13,916
Veritex Holdings, Inc.	86,235	3,054
WesBanco, Inc.	231,713	8,256
		505,589
Biotechnology – 4.5%
AnaptysBio, Inc.*	67,374	1,747
Anika Therapeutics, Inc.*	40,550	1,755
AquaBounty Technologies, Inc.*	130,286	698
Arcus Biosciences, Inc.*	170,841	4,691
Arena Pharmaceuticals, Inc.*	138,947	9,476
Avid Bioservices, Inc.*	71,496	1,834
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.8%continued
Biotechnology – 4.5%continued
BioCryst Pharmaceuticals, Inc.*	534,761	$8,455
Blueprint Medicines Corp.*	68,574	6,032
Catalyst Pharmaceuticals, Inc.*	322,587	1,855
Chimerix, Inc.*	135,897	1,087
Curis, Inc.*	107,588	868
Cytokinetics, Inc.*	83,582	1,654
Eagle Pharmaceuticals, Inc.*	15,316	656
Emergent BioSolutions, Inc.*	162,559	10,240
Gritstone bio, Inc.*	143,736	1,312
Hookipa Pharma, Inc.*	30,554	280
ImmunityBio, Inc.*	579,891	8,281
Infinity Pharmaceuticals, Inc.*	104,192	312
Jounce Therapeutics, Inc.*	116,765	794
Kezar Life Sciences, Inc.*	107,059	581
Kura Oncology, Inc.*	77,896	1,624
Ligand Pharmaceuticals, Inc.*	46,814	6,142
Lineage Cell Therapeutics, Inc.*	388,605	1,108
MannKind Corp.*	717,199	3,909
Myriad Genetics, Inc.*	389,956	11,925
Oncocyte Corp.*	105,588	606
Oncternal Therapeutics, Inc.*	164,435	781
OPKO Health, Inc.*	2,050,435	8,304
PDL BioPharma, Inc.*	1,029,654	2,543
Portage Biotech, Inc.*	14,202	298
Prothena Corp. PLC*	64,184	3,300
REGENXBIO, Inc.*	49,950	1,941
Replimune Group, Inc.*	71,632	2,752
Sangamo Therapeutics, Inc.*	169,112	2,024
Sutro Biopharma, Inc.*	130,226	2,421
Turning Point Therapeutics, Inc.*	140,287	10,945
Vanda Pharmaceuticals, Inc.*	170,449	3,666
Viking Therapeutics, Inc.*	292,540	1,752
VistaGen Therapeutics, Inc.*	223,558	704
XBiotech, Inc.*	83,179	1,377
XOMA Corp.*	13,246	450
		131,180
Building Products – 0.8%
Apogee Enterprises, Inc.	44,116	1,797
Caesarstone Ltd.	90,935	1,342
Gibraltar Industries, Inc.*	12,490	953
Griffon Corp.	90,327	2,315
JELD-WEN Holding, Inc.*	99,314	2,608

EQUITY FUNDS    44    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.8%continued
Building Products – 0.8%continued
Resideo Technologies, Inc.*	298,723	$8,962
UFP Industries, Inc.	89,754	6,672
		24,649
Capital Markets – 0.6%
B. Riley Financial, Inc.	38,360	2,896
BGC Partners, Inc., Class A	639,954	3,628
Donnelley Financial Solutions, Inc.*	56,988	1,881
Federated Hermes, Inc.	181,537	6,156
StoneX Group, Inc.*	31,102	1,887
		16,448
Chemicals – 3.1%
American Vanguard Corp.	175,865	3,079
Avient Corp.	202,363	9,948
H.B. Fuller Co.	275,103	17,499
Hawkins, Inc.	35,320	1,157
Innospec, Inc.	122,159	11,069
Kraton Corp.*	115,625	3,734
Minerals Technologies, Inc.	263,256	20,710
PQ Group Holdings, Inc.	362,898	5,574
Sensient Technologies Corp.	110,498	9,565
Stepan Co.	31,391	3,775
Tronox Holdings PLC, Class A	218,076	4,885
		90,995
Commercial Services & Supplies – 1.7%
ABM Industries, Inc.	138,591	6,146
ACCO Brands Corp.	545,394	4,707
BrightView Holdings, Inc.*	174,328	2,810
CECO Environmental Corp.*	93,560	670
Ennis, Inc.	273,137	5,878
HNI Corp.	80,363	3,534
KAR Auction Services, Inc.*	220,981	3,878
Matthews International Corp., Class A	30,774	1,107
NL Industries, Inc.	47,875	311
Steelcase, Inc., Class A	246,046	3,718
UniFirst Corp.	62,084	14,567
Viad Corp.*	42,420	2,115
		49,441
Communications Equipment – 0.6%
ADTRAN, Inc.	188,307	3,888
Comtech Telecommunications Corp.	40,522	979
Digi International, Inc.*	147,175	2,960
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.8%continued
Communications Equipment – 0.6%continued
NETGEAR, Inc.*	176,474	$6,762
NetScout Systems, Inc.*	135,695	3,873
		18,462
Construction & Engineering – 0.9%
Arcosa, Inc.	132,118	7,761
Dycom Industries, Inc.*	12,012	895
EMCOR Group, Inc.	100,617	12,395
Matrix Service Co.*	210,465	2,210
Primoris Services Corp.	100,451	2,956
Sterling Construction Co., Inc.*	46,482	1,122
		27,339
Construction Materials – 0.4%
Summit Materials, Inc., Class A*	370,921	12,927
Consumer Finance – 1.3%
Encore Capital Group, Inc.*	149,995	7,108
Enova International, Inc.*	124,624	4,263
Navient Corp.	321,211	6,209
Nelnet, Inc., Class A	91,408	6,877
PROG Holdings, Inc.	170,027	8,183
Regional Management Corp.	18,574	865
World Acceptance Corp.*	23,956	3,839
		37,344
Containers & Packaging – 0.2%
Myers Industries, Inc.	292,926	6,151
Distributors – 0.1%
Core-Mark Holding Co., Inc.	80,005	3,601
Diversified Consumer Services – 0.6%
Adtalem Global Education, Inc.*	302,447	10,779
American Public Education, Inc.*	25,582	725
Laureate Education, Inc., Class A*	315,865	4,583
Regis Corp.*	174,711	1,636
		17,723
Diversified Financial Services – 0.2%
Alerus Financial Corp.	28,420	825
Cannae Holdings, Inc.*	131,265	4,451
Marlin Business Services Corp.	8,303	189
		5,465
Diversified Telecommunication Services – 0.5%
Alaska Communications Systems Group, Inc.*	88,988	296
ATN International, Inc.	30,557	1,390

NORTHERN FUNDS QUARTERLY REPORT     45    EQUITY FUNDS

Schedule of Investments
SMALL CAP VALUE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.8%continued
Diversified Telecommunication Services – 0.5%continued
Consolidated Communications Holdings, Inc.*	119,746	$1,053
Iridium Communications, Inc.*	276,576	11,060
		13,799
Electric Utilities – 1.0%
ALLETE, Inc.	103,085	7,214
Otter Tail Corp.	207,872	10,146
PNM Resources, Inc.	137,064	6,685
Portland General Electric Co.	87,096	4,013
		28,058
Electrical Equipment – 1.1%
Array Technologies, Inc.*	181,537	2,832
AZZ, Inc.	53,662	2,779
Encore Wire Corp.	92,522	7,012
EnerSys	132,220	12,922
LSI Industries, Inc.	43,518	348
Powell Industries, Inc.	30,634	948
Preformed Line Products Co.	13,164	977
Thermon Group Holdings, Inc.*	176,771	3,012
		30,830
Electronic Equipment, Instruments & Components – 3.4%
Arlo Technologies, Inc.*	317,788	2,151
Belden, Inc.	22,960	1,161
Benchmark Electronics, Inc.	427,759	12,174
CTS Corp.	363,046	13,491
ePlus, Inc.*	14,604	1,266
Hollysys Automation Technologies Ltd.	78,254	1,166
Insight Enterprises, Inc.*	170,840	17,086
Kimball Electronics, Inc.*	41,514	903
Knowles Corp.*	440,955	8,705
Methode Electronics, Inc.	61,625	3,033
OSI Systems, Inc.*	29,824	3,031
PC Connection, Inc.	253,821	11,744
Plexus Corp.*	20,776	1,899
Sanmina Corp.*	190,880	7,437
ScanSource, Inc.*	41,978	1,181
TTM Technologies, Inc.*	215,532	3,082
Vishay Intertechnology, Inc.	417,924	9,424
Vishay Precision Group, Inc.*	20,841	709
		99,643
Energy Equipment & Services – 1.3%
Archrock, Inc.	252,388	2,249
ChampionX Corp.*	410,457	10,528
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.8%continued
Energy Equipment & Services – 1.3%continued
Helix Energy Solutions Group, Inc.*	298,802	$1,706
Nabors Industries Ltd.*	17,154	1,960
National Energy Services Reunited Corp.*	145,368	2,072
Newpark Resources, Inc.*	434,464	1,503
Oceaneering International, Inc.*	205,362	3,198
Oil States International, Inc.*	218,144	1,712
ProPetro Holding Corp.*	301,159	2,759
RPC, Inc.*	682,059	3,376
Transocean Ltd.*	1,287,468	5,819
		36,882
Equity Real Estate Investment Trusts – 8.5%
Agree Realty Corp.	125,411	8,840
American Assets Trust, Inc.	199,319	7,433
Brandywine Realty Trust	365,122	5,006
CareTrust REIT, Inc.	234,791	5,454
Centerspace	19,315	1,524
City Office REIT, Inc.	76,983	957
Corporate Office Properties Trust	225,781	6,320
Cousins Properties, Inc.	278,603	10,247
DiamondRock Hospitality Co.*	434,225	4,212
DigitalBridge Group, Inc.*	954,733	7,542
Easterly Government Properties, Inc.	123,210	2,597
Essential Properties Realty Trust, Inc.	150,898	4,080
Farmland Partners, Inc.	49,620	598
Getty Realty Corp.	96,033	2,991
Global Net Lease, Inc.	148,629	2,750
Healthcare Realty Trust, Inc.	223,616	6,753
Independence Realty Trust, Inc.	179,241	3,268
Industrial Logistics Properties Trust	108,490	2,836
Innovative Industrial Properties, Inc.	22,028	4,208
Kite Realty Group Trust	79,292	1,745
Lexington Realty Trust	668,501	7,989
LTC Properties, Inc.	120,995	4,645
Monmouth Real Estate Investment Corp.	76,912	1,440
National Health Investors, Inc.	170,808	11,453
One Liberty Properties, Inc.	160,000	4,542
Physicians Realty Trust	360,323	6,655
Piedmont Office Realty Trust, Inc., Class A	511,490	9,447
PotlatchDeltic Corp.	272,404	14,478
Retail Opportunity Investments Corp.	224,101	3,958
Retail Properties of America, Inc., Class A	427,624	4,896

EQUITY FUNDS    46    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.8%continued
Equity Real Estate Investment Trusts – 8.5%continued
RLJ Lodging Trust	328,758	$5,007
RPT Realty	719,614	9,341
Sabra Health Care REIT, Inc.	429,754	7,821
SITE Centers Corp.	346,777	5,222
STAG Industrial, Inc.	546,374	20,451
Sunstone Hotel Investors, Inc.*	1,099,801	13,659
Terreno Realty Corp.	138,865	8,960
Urban Edge Properties	225,370	4,305
Washington Real Estate Investment Trust	230,776	5,308
Weingarten Realty Investors	219,967	7,054
Xenia Hotels & Resorts, Inc.*	130,169	2,438
		248,430
Food & Staples Retailing – 0.9%
Andersons (The), Inc.	327,527	9,999
Ingles Markets, Inc., Class A	58,008	3,380
PriceSmart, Inc.	21,962	1,999
Rite Aid Corp.*	121,105	1,974
SpartanNash Co.	78,463	1,515
United Natural Foods, Inc.*	106,375	3,934
Village Super Market, Inc., Class A	38,159	897
Weis Markets, Inc.	73,554	3,800
		27,498
Food Products – 0.5%
Alico, Inc.	12,437	443
B&G Foods, Inc.	106,407	3,490
Fresh Del Monte Produce, Inc.	84,355	2,773
Hostess Brands, Inc.*	255,830	4,142
Seneca Foods Corp., Class A*	12,492	638
Simply Good Foods (The) Co.*	82,050	2,996
		14,482
Gas Utilities – 0.5%
New Jersey Resources Corp.	155,679	6,160
Northwest Natural Holding Co.	60,230	3,163
South Jersey Industries, Inc.	210,976	5,471
		14,794
Health Care Equipment & Supplies – 1.4%
AngioDynamics, Inc.*	330,491	8,966
Asensus Surgical, Inc.*	340,634	1,080
Avanos Medical, Inc.*	313,056	11,386
Integer Holdings Corp.*	64,910	6,115
Invacare Corp.*	55,948	452
Lantheus Holdings, Inc.*	108,227	2,991
Meridian Bioscience, Inc.*	69,946	1,551
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.8%continued
Health Care Equipment & Supplies – 1.4%continued
Mesa Laboratories, Inc.	9,937	$2,695
Natus Medical, Inc.*	78,383	2,036
Orthofix Medical, Inc.*	34,380	1,379
Varex Imaging Corp.*	63,752	1,710
		40,361
Health Care Providers & Services – 2.5%
Brookdale Senior Living, Inc.*	340,832	2,693
Covetrus, Inc.*	261,223	7,053
Fulgent Genetics, Inc.*	35,244	3,251
Magellan Health, Inc.*	151,248	14,248
MEDNAX, Inc.*	73,413	2,213
ModivCare, Inc.*	16,175	2,751
National HealthCare Corp.	72,659	5,079
Option Care Health, Inc.*	220,431	4,821
Owens & Minor, Inc.	107,858	4,566
Patterson Cos., Inc.	262,499	7,977
Tenet Healthcare Corp.*	187,722	12,575
Triple-S Management Corp.*	253,544	5,646
		72,873
Health Care Technology – 0.5%
Allscripts Healthcare Solutions, Inc.*	455,886	8,438
Computer Programs and Systems, Inc.	23,851	793
Evolent Health, Inc., Class A*	120,080	2,536
HealthStream, Inc.*	44,459	1,242
NextGen Healthcare, Inc.*	108,713	1,804
		14,813
Hotels, Restaurants & Leisure – 1.3%
Boyd Gaming Corp.*	41,841	2,573
Caesars Entertainment, Inc.*	49,959	5,183
Carrols Restaurant Group, Inc.*	219,889	1,321
Century Casinos, Inc.*	172,173	2,312
El Pollo Loco Holdings, Inc.*	196,985	3,603
International Game Technology PLC*	220,894	5,293
Monarch Casino & Resort, Inc.*	63,728	4,217
Papa John's International, Inc.	41,349	4,318
Penn National Gaming, Inc.*	43,134	3,299
RCI Hospitality Holdings, Inc.	15,161	1,004
Red Rock Resorts, Inc., Class A*	36,963	1,571
Wingstop, Inc.	24,206	3,816
		38,510
Household Durables – 1.8%
Beazer Homes U.S.A., Inc.*	198,784	3,835
Century Communities, Inc.	64,713	4,306

NORTHERN FUNDS QUARTERLY REPORT     47    EQUITY FUNDS

Schedule of Investments
SMALL CAP VALUE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.8%continued
Household Durables – 1.8%continued
Ethan Allen Interiors, Inc.	192,280	$5,307
Hooker Furniture Corp.	115,155	3,989
KB Home	135,553	5,520
M/I Homes, Inc.*	46,758	2,743
Meritage Homes Corp.*	67,645	6,364
Taylor Morrison Home Corp.*	327,296	8,647
Tri Pointe Homes, Inc.*	609,632	13,064
		53,775
Household Products – 0.0%
Central Garden & Pet Co., Class A*	25,322	1,223
Independent Power & Renewable Electricity Producers – 0.0%
Ormat Technologies, Inc.	19,942	1,387
Insurance – 3.1%
American Equity Investment Life Holding Co.	485,091	15,678
American National Group, Inc.	13,755	2,043
AMERISAFE, Inc.	110,239	6,580
Argo Group International Holdings Ltd.	53,947	2,796
CNO Financial Group, Inc.	697,951	16,486
Donegal Group, Inc., Class A	38,966	568
Employers Holdings, Inc.	307,860	13,176
Enstar Group Ltd.*	35,903	8,578
Hanover Insurance Group (The), Inc.	16,719	2,268
Kemper Corp.	95,343	7,046
Safety Insurance Group, Inc.	28,956	2,267
Selective Insurance Group, Inc.	101,028	8,198
Stewart Information Services Corp.	39,387	2,233
United Fire Group, Inc.	145,285	4,029
		91,946
Interactive Media & Services – 0.0%
DHI Group, Inc.*	88,217	298
Internet & Direct Marketing Retail – 0.1%
Lands' End, Inc.*	53,800	2,208
IT Services – 0.6%
Marathon Digital Holdings, Inc.*	181,380	5,690
Sykes Enterprises, Inc.*	217,165	11,662
		17,352
Leisure Products – 0.6%
Acushnet Holdings Corp.	105,138	5,194
Callaway Golf Co.*	214,696	7,242
Vista Outdoor, Inc.*	96,076	4,446
		16,882
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.8%continued
Life Sciences Tools & Services – 0.3%
Harvard Bioscience, Inc.*	63,766	$531
Pacific Biosciences of California, Inc.*	214,693	7,508
		8,039
Machinery – 2.7%
Alamo Group, Inc.	31,366	4,789
Altra Industrial Motion Corp.	148,108	9,630
Astec Industries, Inc.	37,459	2,358
Barnes Group, Inc.	137,237	7,033
Chart Industries, Inc.*	28,187	4,124
Columbus McKinnon Corp.	72,797	3,512
EnPro Industries, Inc.	8,495	825
Hillenbrand, Inc.	155,212	6,842
Hyster-Yale Materials Handling, Inc.	39,160	2,858
Kadant, Inc.	38,027	6,696
Kennametal, Inc.	82,368	2,959
L.B. Foster Co., Class A*	28,302	528
Manitowoc (The) Co., Inc.*	33,885	830
Miller Industries, Inc.	18,949	747
Rexnord Corp.	40,904	2,047
SPX FLOW, Inc.	16,716	1,091
Standex International Corp.	92,597	8,788
Terex Corp.	154,312	7,348
Timken (The) Co.	30,638	2,469
Wabash National Corp.	22,678	363
Watts Water Technologies, Inc., Class A	21,793	3,180
		79,017
Marine – 0.2%
Costamare, Inc.	117,765	1,391
Matson, Inc.	61,554	3,939
		5,330
Media – 1.9%
EW Scripps (The) Co., Class A	745,419	15,199
Gray Television, Inc.	153,401	3,589
Hemisphere Media Group, Inc.*	82,517	974
Meredith Corp.*	108,799	4,726
Scholastic Corp.	141,323	5,355
Sinclair Broadcast Group, Inc., Class A	126,149	4,191
TEGNA, Inc.	1,153,613	21,642
		55,676
Metals & Mining – 2.0%
Allegheny Technologies, Inc.*	97,974	2,043
Arconic Corp.*	252,744	9,003
Carpenter Technology Corp.	191,183	7,689

EQUITY FUNDS    48    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.8%continued
Metals & Mining – 2.0%continued
Coeur Mining, Inc.*	535,243	$4,753
Commercial Metals Co.	473,071	14,533
Gold Resource Corp.	116,343	300
Haynes International, Inc.	20,792	736
Hecla Mining Co.	1,157,645	8,613
Materion Corp.	72,530	5,465
Ramaco Resources, Inc.*	70,965	390
Ryerson Holding Corp.*	63,329	925
Schnitzer Steel Industries, Inc., Class A	80,439	3,945
Warrior Met Coal, Inc.	86,414	1,486
		59,881
Mortgage Real Estate Investment Trusts – 1.1%
Arbor Realty Trust, Inc.	240,530	4,286
Blackstone Mortgage Trust, Inc., Class A	303,573	9,681
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	185,896	10,438
Ready Capital Corp.	425,861	6,759
		31,164
Multiline Retail – 0.2%
Big Lots, Inc.	64,823	4,279
Dillard's, Inc., Class A	9,628	1,741
		6,020
Multi-Utilities – 0.8%
Avista Corp.	116,534	4,972
Black Hills Corp.	164,800	10,816
NorthWestern Corp.	99,269	5,978
Unitil Corp.	44,874	2,377
		24,143
Oil, Gas & Consumable Fuels – 5.2%
Antero Resources Corp.*	554,158	8,329
Berry Corp.	313,369	2,106
Bonanza Creek Energy, Inc.	180,835	8,512
California Resources Corp.*	164,412	4,955
Clean Energy Fuels Corp.*	333,826	3,388
CNX Resources Corp.*	411,112	5,616
Comstock Resources, Inc.*	385,134	2,569
Delek U.S. Holdings, Inc.	142,900	3,090
DHT Holdings, Inc.	819,149	5,316
Diamond S Shipping, Inc.*	67,206	669
Earthstone Energy, Inc., Class A*	49,599	549
Equitrans Midstream Corp.	824,825	7,019
Frontline Ltd.	765,064	6,886
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.8%continued
Oil, Gas & Consumable Fuels – 5.2%continued
Green Plains, Inc.*	222,919	$7,495
International Seaways, Inc.	47,922	919
Matador Resources Co.	120,414	4,336
Ovintiv, Inc.	704,887	22,183
Par Pacific Holdings, Inc.*	54,959	924
PDC Energy, Inc.	199,655	9,142
Peabody Energy Corp.*	368,332	2,921
Penn Virginia Corp.*	37,658	889
Range Resources Corp.*	473,041	7,928
Renewable Energy Group, Inc.*	150,406	9,376
REX American Resources Corp.*	15,857	1,430
Scorpio Tankers, Inc.	90,648	1,999
SM Energy Co.	225,778	5,561
Southwestern Energy Co.*	913,384	5,179
Teekay Tankers Ltd., Class A*	105,952	1,528
Whiting Petroleum Corp.*	95,733	5,222
World Fuel Services Corp.	181,710	5,766
		151,802
Paper & Forest Products – 0.3%
Clearwater Paper Corp.*	27,440	795
Glatfelter Corp.	225,547	3,151
Neenah, Inc.	43,840	2,200
Schweitzer-Mauduit International, Inc.	40,326	1,628
		7,774
Personal Products – 0.2%
Edgewell Personal Care Co.	111,569	4,898
Nature's Sunshine Products, Inc.	32,353	562
		5,460
Pharmaceuticals – 0.7%
Cara Therapeutics, Inc.*	81,363	1,161
Citius Pharmaceuticals, Inc.*	212,432	739
Endo International PLC*	467,765	2,189
Intra-Cellular Therapies, Inc.*	68,554	2,799
Lannett Co., Inc.*	67,015	313
Prestige Consumer Healthcare, Inc.*	161,344	8,406
Supernus Pharmaceuticals, Inc.*	91,365	2,813
Taro Pharmaceutical Industries Ltd.*	48,667	3,502
		21,922
Professional Services – 2.0%
Barrett Business Services, Inc.	30,972	2,249
CBIZ, Inc.*	220,276	7,218
GP Strategies Corp.*	45,395	714
ICF International, Inc.	75,762	6,657

NORTHERN FUNDS QUARTERLY REPORT     49    EQUITY FUNDS

Schedule of Investments
SMALL CAP VALUE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.8%continued
Professional Services – 2.0%continued
KBR, Inc.	202,881	$7,740
Kforce, Inc.	73,559	4,629
Korn Ferry	318,455	23,104
ManTech International Corp., Class A	53,721	4,649
Resources Connection, Inc.	53,211	764
TrueBlue, Inc.*	16,164	454
		58,178
Real Estate Management & Development – 0.5%
Kennedy-Wilson Holdings, Inc.	188,830	3,752
RE/MAX Holdings, Inc., Class A	29,633	988
Realogy Holdings Corp.*	228,557	4,164
St. Joe (The) Co.	114,220	5,095
		13,999
Road & Rail – 0.7%
ArcBest Corp.	156,937	9,132
Schneider National, Inc., Class B	295,595	6,435
Werner Enterprises, Inc.	102,365	4,558
		20,125
Semiconductors & Semiconductor Equipment – 2.0%
Amkor Technology, Inc.	579,556	13,718
AXT, Inc.*	67,863	745
Canadian Solar, Inc.*	101,886	4,569
Cohu, Inc.*	115,361	4,244
Diodes, Inc.*	176,928	14,113
Onto Innovation, Inc.*	66,122	4,830
Photronics, Inc.*	484,380	6,399
Rambus, Inc.*	360,349	8,544
		57,162
Software – 0.4%
Ebix, Inc.	110,204	3,736
InterDigital, Inc.	36,083	2,635
Xperi Holding Corp.	207,589	4,617
		10,988
Specialty Retail – 3.2%
Aaron's (The) Co., Inc.	85,013	2,720
Abercrombie & Fitch Co., Class A*	107,912	5,010
Bed Bath & Beyond, Inc.*	275,258	9,163
Boot Barn Holdings, Inc.*	78,994	6,640
Buckle (The), Inc.	81,782	4,069
Children's Place (The), Inc.*	26,095	2,428
Citi Trends, Inc.*	42,979	3,739
Dick's Sporting Goods, Inc.	32,531	3,259
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.8%continued
Specialty Retail – 3.2%continued
Genesco, Inc.*	115,606	$7,362
Group 1 Automotive, Inc.	47,792	7,381
Haverty Furniture Cos., Inc.	186,293	7,966
Lithia Motors, Inc.	22,386	7,693
ODP (The) Corp.*	202,578	9,726
Shoe Carnival, Inc.	87,251	6,246
Sleep Number Corp.*	22,676	2,493
Sonic Automotive, Inc., Class A	129,746	5,805
Zumiez, Inc.*	42,873	2,100
		93,800
Technology Hardware, Storage & Peripherals – 0.0%
3D Systems Corp.*	22,278	890
Textiles, Apparel & Luxury Goods – 0.4%
G-III Apparel Group Ltd.*	86,285	2,835
Movado Group, Inc.	113,417	3,569
Oxford Industries, Inc.	28,302	2,798
Rocky Brands, Inc.	12,149	676
Superior Group of Cos., Inc.	25,444	608
		10,486
Thrifts & Mortgage Finance – 2.7%
Axos Financial, Inc.*	187,731	8,709
Capitol Federal Financial, Inc.	54,387	641
ESSA Bancorp, Inc.	18,432	302
Essent Group Ltd.	38,593	1,735
Home Bancorp, Inc.	14,967	570
HomeStreet, Inc.	76,999	3,137
Luther Burbank Corp.	87,974	1,043
Meridian Bancorp, Inc.	21,270	435
Meta Financial Group, Inc.	44,357	2,246
Mr Cooper Group, Inc.*	152,803	5,052
NMI Holdings, Inc., Class A*	25,524	574
Northwest Bancshares, Inc.	522,821	7,131
PennyMac Financial Services, Inc.	131,639	8,125
Premier Financial Corp.	34,913	992
Provident Financial Services, Inc.	142,601	3,264
Radian Group, Inc.	367,785	8,183
Southern Missouri Bancorp, Inc.	15,166	682
TrustCo Bank Corp. NY	64,475	2,216
Walker & Dunlop, Inc.	63,314	6,609
Washington Federal, Inc.	218,286	6,937
WSFS Financial Corp.	203,888	9,499
		78,082

EQUITY FUNDS    50    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.8%continued
Tobacco – 0.4%
Universal Corp.	231,794	$13,205
Trading Companies & Distributors – 2.8%
Applied Industrial Technologies, Inc.	31,521	2,870
Beacon Roofing Supply, Inc.*	67,593	3,599
Boise Cascade Co.	154,446	9,012
CAI International, Inc.	17,190	963
DXP Enterprises, Inc.*	103,783	3,456
GATX Corp.	69,756	6,171
GMS, Inc.*	70,061	3,373
Herc Holdings, Inc.*	49,956	5,599
McGrath RentCorp	103,329	8,428
Rush Enterprises, Inc., Class A	84,521	3,655
Textainer Group Holdings Ltd.*	53,879	1,819
Triton International Ltd.	270,350	14,150
WESCO International, Inc.*	179,847	18,492
		81,587
Wireless Telecommunication Services – 0.3%
Telephone and Data Systems, Inc.	261,501	5,926
United States Cellular Corp.*	111,029	4,031
		9,957
Total Common Stocks
(Cost $1,946,512)		2,802,651

OTHER – 0.0%
Escrow DLB Oil & Gas, Inc.(1) *	2,100	—
Escrow Spirit MTA REIT(2) *	17,083	4
Total Other
(Cost $5)		4

	NUMBER OF WARRANTS	VALUE (000S)
WARRANTS – 0.0%
Nabors Industries Ltd., Exp. 6/11/26, Strike $166.67*	6,861	$69
Total Warrants
(Cost $—)		69

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 3.9%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.00%(3) (4)	112,838,938	$112,839
Total Investment Companies
(Cost $112,839)		112,839

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.2%
U.S. Treasury Bill, 0.06%, 7/15/21(5) (6)	$6,689	$6,689
U.S. Treasury Bills, 0.04%, 1/27/22(5) (6)	100	100
Total Short-Term Investments
(Cost $6,789)		6,789

Total Investments – 99.9%
(Cost $2,066,145)		2,922,352
Other Assets less Liabilities – 0.1%		2,718
NET ASSETS – 100.0%		$2,925,070

(1)	Level 3 asset that is worthless, bankrupt or has been delisted.
(2)	Level 3 asset.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(4)	7-day current yield as of June 30, 2021 is disclosed.
(5)	Discount rate at the time of purchase.
(6)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

PLC - Public Limited Company

REIT - Real Estate Investment Trust

S&P - Standard & Poor's
Percentages shown are based on Net Assets.
At June 30, 2021, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
E-Mini Russell 2000 Index	820	$94,620	Long	09/21	$(616)
E-Mini S&P 500	110	23,587	Long	09/21	288
Total					$(328)

NORTHERN FUNDS QUARTERLY REPORT     51    EQUITY FUNDS

Schedule of Investments
SMALL CAP VALUE FUND continued	June 30, 2021 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of June 30, 2021:
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks:
Biotechnology	$128,637	$2,543	$—	$131,180
All Other Industries(1)	2,671,471	—	—	2,671,471
Total Common Stocks	2,800,108	2,543	—	2,802,651
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Other	$—	$—	$4	$4
Warrants	69	—	—	69
Investment Companies	112,839	—	—	112,839
Short-Term Investments	—	6,789	—	6,789
Total Investments	$2,913,016	$9,332	$4	$2,922,352
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$288	$—	$—	$288
Liabilities
Futures Contracts	(616)	—	—	(616)
Total Other Financial Instruments	$(328)	$—	$—	$(328)

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the three months ended June 30, 2021, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$52,523	$159,305	$98,989	$—	$112,839	112,838,938
EQUITY FUNDS    52    NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments
U.S. QUALITY ESG FUND	June 30, 2021 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 99.5%
Aerospace & Defense – 0.3%
Hexcel Corp.*	15,162	$946
Air Freight & Logistics – 0.6%
Expeditors International of Washington, Inc.	14,905	1,887
Automobiles – 1.4%
Tesla, Inc.*	7,217	4,905
Banks – 4.0%
Bank of America Corp.	67,610	2,788
Citigroup, Inc.	51,864	3,669
Comerica, Inc.	5,190	370
JPMorgan Chase & Co.	28,972	4,506
Regions Financial Corp.	38,898	785
Zions Bancorp N.A.	29,615	1,566
		13,684
Beverages – 0.6%
Coca-Cola (The) Co.	40,910	2,214
Biotechnology – 3.3%
AbbVie, Inc.	18,327	2,065
Amgen, Inc.	16,020	3,905
Biogen, Inc.*	3,007	1,041
Gilead Sciences, Inc.	26,548	1,828
Moderna, Inc.*	2,209	519
Vertex Pharmaceuticals, Inc.*	9,741	1,964
		11,322
Building Products – 1.2%
Johnson Controls International PLC	28,508	1,957
Lennox International, Inc.	653	229
Trane Technologies PLC	11,081	2,040
		4,226
Capital Markets – 3.5%
Affiliated Managers Group, Inc.	4,092	631
Ameriprise Financial, Inc.	7,472	1,860
Bank of New York Mellon (The) Corp.	39,070	2,001
BlackRock, Inc.	2,871	2,512
Goldman Sachs Group (The), Inc.	7,103	2,696
LPL Financial Holdings, Inc.	3,118	421
State Street Corp.	22,409	1,844
		11,965
Chemicals – 1.0%
PPG Industries, Inc.	5,840	991
Sherwin-Williams (The) Co.	8,272	2,254
		3,245
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.5%continued
Communications Equipment – 0.9%
Cisco Systems, Inc.	34,175	$1,811
Motorola Solutions, Inc.	5,175	1,122
		2,933
Construction & Engineering – 0.9%
AECOM*	22,656	1,435
Quanta Services, Inc.	18,405	1,667
		3,102
Consumer Finance – 1.6%
Ally Financial, Inc.	34,218	1,705
American Express Co.	21,891	3,617
		5,322
Distributors – 0.5%
Pool Corp.	3,812	1,748
Diversified Consumer Services – 0.4%
Terminix Global Holdings, Inc.*	31,681	1,512
Diversified Financial Services – 0.8%
Berkshire Hathaway, Inc., Class B*	4,313	1,198
Voya Financial, Inc.	22,940	1,411
		2,609
Diversified Telecommunication Services – 0.5%
AT&T, Inc.	21,985	633
Verizon Communications, Inc.	20,411	1,143
		1,776
Electric Utilities – 0.6%
Exelon Corp.	43,983	1,949
Electrical Equipment – 1.1%
Acuity Brands, Inc.	9,631	1,801
Rockwell Automation, Inc.	7,176	2,053
		3,854
Electronic Equipment, Instruments & Components – 0.3%
Zebra Technologies Corp., Class A*	1,653	875
Energy Equipment & Services – 0.2%
Schlumberger N.V.	23,661	757
Entertainment – 1.2%
Activision Blizzard, Inc.	5,996	572
Electronic Arts, Inc.	6,704	964
Lions Gate Entertainment Corp., Class A*	65,752	1,361
World Wrestling Entertainment, Inc., Class A	22,256	1,289
		4,186

NORTHERN FUNDS QUARTERLY REPORT     53    EQUITY FUNDS

Schedule of Investments
U.S. QUALITY ESG FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.5%continued
Equity Real Estate Investment Trusts – 3.5%
American Tower Corp.	13,298	$3,592
AvalonBay Communities, Inc.	4,633	967
Boston Properties, Inc.	3,063	351
Equinix, Inc.	2,995	2,404
Kilroy Realty Corp.	25,061	1,745
Prologis, Inc.	16,106	1,925
Simon Property Group, Inc.	3,112	406
Weyerhaeuser Co.	14,606	503
		11,893
Food Products – 0.8%
General Mills, Inc.	29,585	1,803
Kellogg Co.	14,353	923
		2,726
Health Care Equipment & Supplies – 1.9%
Abbott Laboratories	2,573	298
Edwards Lifesciences Corp.*	7,861	814
Hologic, Inc.*	16,460	1,098
IDEXX Laboratories, Inc.*	3,333	2,105
Quidel Corp.*	1,368	175
ResMed, Inc.	4,745	1,170
West Pharmaceutical Services, Inc.	2,630	945
		6,605
Health Care Providers & Services – 3.5%
Amedisys, Inc.*	4,864	1,191
Cardinal Health, Inc.	26,979	1,540
Cigna Corp.	5,536	1,312
DaVita, Inc.*	4,929	594
HCA Healthcare, Inc.	1,468	304
Henry Schein, Inc.*	21,835	1,620
Humana, Inc.	3,798	1,681
Molina Healthcare, Inc.*	3,774	955
Quest Diagnostics, Inc.	8,241	1,088
UnitedHealth Group, Inc.	4,343	1,739
		12,024
Health Care Technology – 0.7%
Cerner Corp.	23,437	1,832
Veeva Systems, Inc., Class A*	1,506	468
		2,300
Hotels, Restaurants & Leisure – 0.6%
Domino's Pizza, Inc.	1,505	702
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.5%continued
Hotels, Restaurants & Leisure – 0.6%continued
Marriott International, Inc., Class A*	6,337	$865
Yum! Brands, Inc.	3,732	430
		1,997
Household Durables – 0.4%
Newell Brands, Inc.	27,433	754
Tempur Sealy International, Inc.	11,644	456
		1,210
Household Products – 2.5%
Clorox (The) Co.	5,622	1,011
Colgate-Palmolive Co.	28,209	2,295
Kimberly-Clark Corp.	8,955	1,198
Procter & Gamble (The) Co.	29,718	4,010
		8,514
Industrial Conglomerates – 0.2%
3M Co.	2,970	590
Insurance – 3.2%
Aflac, Inc.	34,678	1,861
Allstate (The) Corp.	11,479	1,497
American International Group, Inc.	7,162	341
Aon PLC, Class A	4,946	1,181
Hanover Insurance Group (The), Inc.	3,714	504
Lincoln National Corp.	9,986	628
Loews Corp.	5,952	325
Marsh & McLennan Cos., Inc.	2,211	311
MetLife, Inc.	31,762	1,901
Prudential Financial, Inc.	11,431	1,171
Travelers (The) Cos., Inc.	7,085	1,061
		10,781
Interactive Media & Services – 6.9%
Alphabet, Inc., Class A*	5,075	12,392
Alphabet, Inc., Class C*	2,448	6,136
Facebook, Inc., Class A*	14,375	4,998
		23,526
Internet & Direct Marketing Retail – 3.6%
Amazon.com, Inc.*	2,718	9,350
eBay, Inc.	22,797	1,601
Etsy, Inc.*	5,799	1,194
		12,145
IT Services – 5.7%
Accenture PLC, Class A	13,083	3,857
Broadridge Financial Solutions, Inc.	4,373	706

EQUITY FUNDS    54    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.5%continued
IT Services – 5.7%continued
Cognizant Technology Solutions Corp., Class A	2,300	$159
International Business Machines Corp.	29,747	4,361
Jack Henry & Associates, Inc.	1,558	255
Mastercard, Inc., Class A	20,651	7,540
Visa, Inc., Class A	8,606	2,012
Western Union (The) Co.	25,263	580
		19,470
Life Sciences Tools & Services – 2.2%
Agilent Technologies, Inc.	14,955	2,211
Mettler-Toledo International, Inc.*	1,477	2,046
Thermo Fisher Scientific, Inc.	2,367	1,194
Waters Corp.*	5,775	1,996
		7,447
Machinery – 1.6%
AGCO Corp.	3,771	492
Cummins, Inc.	5,911	1,441
Illinois Tool Works, Inc.	8,063	1,803
Woodward, Inc.	14,064	1,728
		5,464
Media – 1.8%
Comcast Corp., Class A	7,585	432
Discovery, Inc., Class A*	8,583	263
Interpublic Group of (The) Cos., Inc.	52,894	1,718
New York Times (The) Co., Class A	34,342	1,496
Omnicom Group, Inc.	7,946	636
Sirius XM Holdings, Inc.	251,182	1,643
		6,188
Metals & Mining – 0.3%
Newmont Corp.	18,595	1,179
Multiline Retail – 0.3%
Target Corp.	4,642	1,122
Oil, Gas & Consumable Fuels – 0.4%
Antero Midstream Corp.	79,524	826
APA Corp.	30,505	660
		1,486
Pharmaceuticals – 3.5%
Bristol-Myers Squibb Co.	8,701	581
Eli Lilly & Co.	13,571	3,115
Johnson & Johnson	16,520	2,721
Merck & Co., Inc.	53,181	4,136
Organon & Co.*	5,318	161
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.5%continued
Pharmaceuticals – 3.5%continued
Pfizer, Inc.	14,825	$581
Zoetis, Inc.	3,359	626
		11,921
Professional Services – 1.3%
ManpowerGroup, Inc.	14,232	1,692
Nielsen Holdings PLC	40,461	998
Robert Half International, Inc.	19,609	1,745
		4,435
Real Estate Management & Development – 0.8%
CBRE Group, Inc., Class A*	21,471	1,841
Jones Lang LaSalle, Inc.*	3,871	756
		2,597
Road & Rail – 0.2%
CSX Corp.	18,519	594
Semiconductors & Semiconductor Equipment – 5.6%
Applied Materials, Inc.	22,708	3,234
Enphase Energy, Inc.*	3,660	672
First Solar, Inc.*	4,676	423
Intel Corp.	41,386	2,323
Lam Research Corp.	1,209	787
NVIDIA Corp.	6,589	5,272
QUALCOMM, Inc.	1,783	255
SolarEdge Technologies, Inc.*	2,085	576
Texas Instruments, Inc.	29,591	5,690
		19,232
Software – 10.3%
Adobe, Inc.*	3,957	2,317
Autodesk, Inc.*	3,605	1,052
Cadence Design Systems, Inc.*	10,679	1,461
Citrix Systems, Inc.	15,189	1,781
Intuit, Inc.	7,500	3,676
Manhattan Associates, Inc.*	4,892	709
Microsoft Corp.	70,117	18,995
Oracle Corp.	24,875	1,936
Teradata Corp.*	24,381	1,218
VMware, Inc., Class A*	6,957	1,113
Zoom Video Communications, Inc., Class A*	2,218	859
		35,117
Specialty Retail – 4.1%
Best Buy Co., Inc.	16,223	1,865
Foot Locker, Inc.	3,563	220

NORTHERN FUNDS QUARTERLY REPORT     55    EQUITY FUNDS

Schedule of Investments
U.S. QUALITY ESG FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.5%continued
Specialty Retail – 4.1%continued
Home Depot (The), Inc.	20,169	$6,432
Lowe's Cos., Inc.	18,560	3,600
Tractor Supply Co.	1,132	211
Williams-Sonoma, Inc.	10,681	1,705
		14,033
Technology Hardware, Storage & Peripherals – 6.3%
Apple, Inc.	145,153	19,880
HP, Inc.	53,404	1,612
		21,492
Textiles, Apparel & Luxury Goods – 1.3%
Carter's, Inc.	7,666	791
Hanesbrands, Inc.	87,573	1,635
NIKE, Inc., Class B	13,466	2,080
		4,506
Trading Companies & Distributors – 1.1%
Fastenal Co.	36,106	1,878
W.W. Grainger, Inc.	3,971	1,739
		3,617
Total Common Stocks
(Cost $257,267)		339,228

INVESTMENT COMPANIES – 0.2%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.00%(1) (2)	646,586	647
Total Investment Companies
(Cost $647)		647

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.1%
U.S. Treasury Bill, 0.06%, 7/15/21(3) (4)	$405	$405
	Total Short-Term Investments
	(Cost $405)	405

	Total Investments – 99.8%
	(Cost $258,319)	340,280
	Other Assets less Liabilities – 0.2%	704
	NET ASSETS – 100.0%	$340,984

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(2)	7-day current yield as of June 30, 2021 is disclosed.
(3)	Discount rate at the time of purchase.
(4)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

N.V. - Naamloze Vennootschap (Dutch: Limited Liability Company)

PLC - Public Limited Company

S&P - Standard & Poor's
Percentages shown are based on Net Assets.
At June 30, 2021, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
E-Mini S&P 500	2	$4,289	Long	9/21	$7
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of June 30, 2021:
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks(1)	$339,228	$—	$—	$339,228
Investment Companies	647	—	—	647
Short-Term Investments	—	405	—	405
Total Investments	$339,875	$405	$—	$340,280
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$7	$—	$—	$7

(1)	Classifications as defined in the Schedule of Investments.

EQUITY FUNDS    56    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)

Transactions in affiliated investments for the three months ended June 30, 2021, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$283	$21,802	$21,438	$—	$647	646,586
NORTHERN FUNDS QUARTERLY REPORT     57    EQUITY FUNDS